UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23122
American Funds Emerging Markets Bond Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class A
| EBNAX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund

(the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund c
o
sts for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.93% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,193
Total number of portfolio holdings	895
Portfolio turnover rate	31%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availa
bil
ity of ad
dit
ional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-114-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class C
| EBNCX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(ba
se
d on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 87	1.68% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,193
Total number of portfolio holdings	895
Portfolio turnover rate	31%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important i
nforma
tion
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-114-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class T
| TEBMX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 35	0.67% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,193
Total number of portfolio holdings	895
Portfolio turnover rate	31%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important i
nform
ation
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-114-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class F-1
| EBNEX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 47	0.91% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,193
Total number of portfolio holdings	895
Portfolio turnover rate	31%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of a
dditio
nal information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-114-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class F-2
| EBNFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund

(the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 34	0.65% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,193
Total number of portfolio holdings	895
Portfolio turnover rate	31%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of addi
tion
al information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-114-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class F-3
| EBNGX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 28	0.54% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,193
Total number of portfolio holdings	895
Portfolio turnover rate	31%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional in
forma
tion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-114-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-A
| CBNAX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 49	0.95% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,193
Total number of portfolio holdings	895
Portfolio turnover rate	31%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional inf
ormat
ion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-114-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-C
| CBNCX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 90	1.73% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,193
Total number of portfolio holdings	895
Portfolio turnover rate	31%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of add
ition
al information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-114-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-E
| CBNEX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 60	1.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,193
Total number of portfolio holdings	895
Portfolio turnover rate	31%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of a
dditi
onal information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-114-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-T
| TMEBX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 38	0.73% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,193
Total number of portfolio holdings	895
Portfolio turnover rate	31%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of a
dditi
onal information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-114-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-F-1
| CBNFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 38	0.74% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,193
Total number of portfolio holdings	895
Portfolio turnover rate	31%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional i
nformat
ion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-114-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-F-2
| FEBMX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 34	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,193
Total number of portfolio holdings	895
Portfolio turnover rate	31%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional info
rma
tion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-114-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class 529-F-3
| FMEBX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 31	0.60% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,193
Total number of portfolio holdings	895
Portfolio turnover rate	31%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional in
form
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-114-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-1
| REGAX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 78	1.51% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,193
Total number of portfolio holdings	895
Portfolio turnover rate	31%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional inf
orma
tion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-114-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-2
| REGBX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 82	1.58% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,193
Total number of portfolio holdings	895
Portfolio turnover rate	31%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional infor
mati
on
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-114-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-2E
| REGHX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 56	1.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,193
Total number of portfolio holdings	895
Portfolio turnover rate	31%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional in
formatio
n
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-114-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-3
| REGCX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 60	1.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,193
Total number of portfolio holdings	895
Portfolio turnover rate	31%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of add
ition
al information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-114-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-4
| REGEX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 46	0.89% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,193
Total number of portfolio holdings	895
Portfolio turnover rate	31%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of add
ition
al information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-114-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-5E
| REGJX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 34	0.65% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,193
Total number of portfolio holdings	895
Portfolio turnover rate	31%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of ad
dition
al information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-114-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-5
| REGFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 30	0.57% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,193
Total number of portfolio holdings	895
Portfolio turnover rate	31%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of add
ition
al information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-114-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Emerging Markets Bond Fund
®
Class R-6
| REGGX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 28	0.54% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,193
Total number of portfolio holdings	895
Portfolio turnover rate	31%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional inf
orm
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-114-0825 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Emerging Markets Bond Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2025
Lit. No. MFGEFP2-114-0825 © 2025 Capital Group. All rights reserved.

Investment portfolio June 30, 2025unaudited

Bonds, notes & other debt instruments 91.63%	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 71.78%
Abu Dhabi (Emirate of) 2.50% 9/30/2029 (a)	USD350	$328
Abu Dhabi (Emirate of) 1.70% 3/2/2031	4,200	3,686
Abu Dhabi (Emirate of) 3.125% 9/30/2049	5,650	3,859
Abu Dhabi (Emirate of) 5.50% 4/30/2054 (a)	4,225	4,216
Abu Dhabi (Emirate of) 5.50% 4/30/2054	2,300	2,295
Albania (Republic of) 5.90% 6/9/2028	EUR4,140	5,175
Albania (Republic of) 5.90% 6/9/2028	1,800	2,250
Albania (Republic of) 4.75% 2/14/2035	10,200	12,025
Angola (Republic of) 8.25% 5/9/2028	USD2,450	2,313
Angola (Republic of) 8.00% 11/26/2029	3,840	3,492
Angola (Republic of) 8.00% 11/26/2029 (a)	1,500	1,364
Angola (Republic of) 8.75% 4/14/2032	12,125	10,724
Angola (Republic of) 8.75% 4/14/2032 (a)	500	442
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027) (b)	14,995	11,996
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027) (b)	5,841	3,944
Argentine Republic 0% 12/15/2035	600	20
Argentine Republic 3.50% 7/9/2041 (4.875% on 7/9/2029) (b)	1,715	1,064
Asian Development Bank 6.20% 10/6/2026	INR230,400	2,687
Azerbaijan (Republic of) 3.50% 9/1/2032	USD1,610	1,443
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (a)	3,000	3,091
Bank Gospodarstwa Krajowego 5.75% 7/9/2034	250	258
Brazil (Federative Republic of) 0% 7/1/2025	BRL6,573	1,209
Brazil (Federative Republic of) 0% 1/1/2026	35,100	6,015
Brazil (Federative Republic of) 10.00% 1/1/2027	34,163	5,967
Brazil (Federative Republic of) 0% 7/1/2027	240,700	34,369
Brazil (Federative Republic of) 10.00% 1/1/2029	206,771	34,938
Brazil (Federative Republic of) 0% 1/1/2030	228,200	23,919
Brazil (Federative Republic of) 3.875% 6/12/2030	USD1,300	1,227
Brazil (Federative Republic of) 5.50% 11/6/2030	5,880	5,899
Brazil (Federative Republic of) 10.00% 1/1/2031	BRL139,586	22,557
Brazil (Federative Republic of) 6.00% 8/15/2032 (c)	37,800	6,439
Brazil (Federative Republic of) 10.00% 1/1/2033	246,468	38,597
Brazil (Federative Republic of) 6.125% 3/15/2034	USD1,800	1,787
Brazil (Federative Republic of) 10.00% 1/1/2035	BRL227,300	34,532
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	4,523	755
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	214,390	35,102
Bulgaria (Republic of) 3.50% 5/7/2034	EUR200	238
Bulgaria (Republic of) 5.00% 3/5/2037	USD1,442	1,411
Bulgaria (Republic of) 4.125% 5/7/2038	EUR1,280	1,538
Chile (Republic of) 2.30% 10/1/2028	CLP765,000	755
Chile (Republic of) 1.90% 9/1/2030 (c)	7,304,648	7,610
Chile (Republic of) 6.00% 4/1/2033	340,000	374
Chile (Republic of) 3.80% 7/1/2035	EUR3,170	3,724
Chile (Republic of) 4.95% 1/5/2036	USD800	786
Chile (Republic of) 5.30% 11/1/2037	CLP1,710,000	1,785
Chile (Republic of) 3.10% 5/7/2041	USD2,150	1,604
Chile (Republic of) 4.34% 3/7/2042	3,785	3,286
Chile (Republic of) 4.00% 1/31/2052	200	155
China (People’s Republic of), Series 1915, 3.13% 11/21/2029	CNY8,000	1,198
China (People’s Republic of), Series INBK, 2.68% 5/21/2030	16,050	2,363
China (People’s Republic of), Series INBK, 2.67% 11/25/2033	16,000	2,405
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	105,070	15,370
China (People’s Republic of), Series INBK, 2.33% 8/15/2044	50,000	7,436
China (People’s Republic of), Series INBK, 3.39% 3/16/2050	20,670	3,704
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	20,500	3,572
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	15,940	2,819
China (People’s Republic of), Series INBK, 2.47% 7/25/2054	3,350	522
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	2,590	374
Colombia (Republic of) 4.50% 3/15/2029	USD241	229
Colombia (Republic of) 7.00% 3/26/2031	COP5,102,400	1,014
Colombia (Republic of) 3.125% 4/15/2031	USD1,511	1,244
Colombia (Republic of) 3.25% 4/22/2032	1,053	836
Colombia (Republic of) 8.00% 4/20/2033	4,560	4,724

1	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Colombia (Republic of) 7.50% 2/2/2034	USD8,910	$8,882
Colombia (Republic of) 8.50% 4/25/2035	13,055	13,577
Colombia (Republic of) 8.00% 11/14/2035	5,380	5,417
Colombia (Republic of) 7.75% 11/7/2036	6,415	6,283
Colombia (Republic of) 5.625% 2/26/2044	261	194
Colombia (Republic of) 5.00% 6/15/2045	2,635	1,784
Colombia (Republic of) 5.20% 5/15/2049	2,600	1,749
Colombia (Republic of) 4.125% 5/15/2051	3,930	2,247
Colombia (Republic of) 8.75% 11/14/2053	2,100	2,085
Colombia (Republic of) 8.375% 11/7/2054	6,800	6,479
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP102,525,900	20,370
Colombia (Republic of), Series B, 13.25% 2/9/2033	34,868,400	8,950
Colombia (Republic of), Series B, 7.25% 10/18/2034	67,034,200	12,014
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (c)	52,412	3,932
Colombia (Republic of), Series B, 9.25% 5/28/2042	73,840,500	13,893
Colombia (Republic of), Series B, 7.25% 10/26/2050	94,212,300	13,857
Cote d’Ivoire (Republic of) 5.25% 3/22/2030	EUR1,380	1,558
Cote d’Ivoire (Republic of) 5.875% 10/17/2031	2,630	2,936
Cote d’Ivoire (Republic of) 5.875% 10/17/2031	1,745	1,948
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	5,900	6,239
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	970	1,026
Cote d’Ivoire (Republic of) 7.625% 1/30/2033	USD1,190	1,177
Cote d’Ivoire (Republic of) 8.075% 4/1/2036 (a)	5,100	4,929
Cote d’Ivoire (Republic of) 8.075% 4/1/2036	600	580
Cote d’Ivoire (Republic of) 6.875% 10/17/2040	EUR8,600	8,635
Czech Republic 1.00% 6/26/2026	CZK9,070	422
Czech Republic 2.50% 8/25/2028	94,880	4,379
Czech Republic 0.95% 5/15/2030	366,000	15,295
Czech Republic 1.20% 3/13/2031	59,630	2,464
Czech Republic 1.75% 6/23/2032	10,300	427
Czech Republic 4.90% 4/14/2034	168,720	8,482
Czech Republic 3.50% 5/30/2035	157,930	7,096
Czech Republic 1.95% 7/30/2037	67,740	2,495
Czech Republic 1.50% 4/24/2040	80,400	2,585
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	KZT613,500	1,137
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	522,000	968
Development Bank of Kazakhstan JSC 13.00% 4/15/2027	868,500	1,591
Development Bank of Kazakhstan JSC 13.00% 4/15/2027	400,000	733
Development Bank of Kazakhstan JSC 13.489% 5/23/2028	122,000	215
Dominican Republic 5.95% 1/25/2027 (a)	USD1,450	1,466
Dominican Republic 5.50% 2/22/2029 (a)	1,420	1,417
Dominican Republic 5.50% 2/22/2029	500	499
Dominican Republic 4.50% 1/30/2030 (a)	1,588	1,512
Dominican Republic 4.50% 1/30/2030	700	666
Dominican Republic 7.05% 2/3/2031 (a)	665	698
Dominican Republic 5.875% 1/30/2060	2,835	2,387
Dominican Republic 5.875% 1/30/2060 (a)	1,342	1,130
Dua Capital, Ltd. 2.78% 5/11/2031	7,570	6,917
Egypt (Arab Republic of) 14.06% 1/12/2026	EGP61,430	1,163
Egypt (Arab Republic of) 25.318% 8/13/2027	159,820	3,294
Egypt (Arab Republic of) 5.80% 9/30/2027	USD2,025	1,987
Egypt (Arab Republic of) 24.458% 10/1/2027	EGP410,600	8,375
Egypt (Arab Republic of) 6.588% 2/21/2028	USD2,155	2,160
Egypt (Arab Republic of) 7.60% 3/1/2029	880	888
Egypt (Arab Republic of) 8.625% 2/4/2030 (a)	1,700	1,721
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR1,000	1,089
Egypt (Arab Republic of) 5.875% 2/16/2031	USD3,455	3,061
Egypt (Arab Republic of) 7.053% 1/15/2032	2,759	2,530
Egypt (Arab Republic of) 7.625% 5/29/2032	7,130	6,613
Egypt (Arab Republic of) 7.625% 5/29/2032 (a)	575	533
Egypt (Arab Republic of) 9.45% 2/4/2033 (a)	3,235	3,278
Egypt (Arab Republic of) 7.30% 9/30/2033	485	431
Egypt (Arab Republic of) 8.50% 1/31/2047	1,516	1,232
Egypt (Arab Republic of) 7.903% 2/21/2048	399	307
Egypt (Arab Republic of) 8.70% 3/1/2049	3,130	2,571
Egypt (Arab Republic of) 8.875% 5/29/2050	660	551
Egypt (Arab Republic of) 8.75% 9/30/2051	880	723

American Funds Emerging Markets Bond Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Egypt (Arab Republic of) 8.15% 11/20/2059	USD6,605	$5,100
Egypt (Arab Republic of) 8.15% 11/20/2059 (a)	1,300	1,004
Egypt (Arab Republic of) 7.50% 2/16/2061	7,270	5,302
European Bank for Reconstruction and Development 6.30% 10/26/2027	INR383,500	4,463
European Bank for Reconstruction and Development 6.25% 4/11/2028	137,900	1,602
European Bank for Reconstruction and Development 6.75% 3/14/2031	7,000	82
European Bank for Reconstruction and Development 6.75% 1/13/2032	725,100	8,547
European Investment Bank 6.95% 3/1/2029	163,400	1,932
European Investment Bank 6.95% 3/1/2029	145,500	1,720
European Investment Bank 7.40% 10/23/2033	270,000	3,319
Export-Import Bank of India 3.25% 1/15/2030	USD1,000	942
Export-Import Bank of India 5.50% 1/18/2033	3,100	3,213
Export-Import Bank of Korea 8.00% 10/16/2028	INR391,200	4,719
Export-Import Bank of Korea 7.40% 2/5/2030	34,100	398
Export-Import Bank of Korea 8.10% 10/16/2030	148,900	1,813
Export-Import Bank of Thailand 5.354% 5/16/2029	USD4,300	4,424
Gabonese Republic 6.625% 2/6/2031	6,933	5,535
Gabonese Republic 6.625% 2/6/2031 (a)	400	319
Gabonese Republic 7.00% 11/24/2031	13,100	10,447
Gabonese Republic 7.00% 11/24/2031 (a)	1,820	1,451
Gaci First Investment Co. 5.00% 10/13/2027	200	202
Georgia (Republic of) 2.75% 4/22/2026 (a)	1,975	1,923
Honduras (Republic of) 6.25% 1/19/2027	10,714	10,734
Honduras (Republic of) 6.25% 1/19/2027 (a)	263	263
Honduras (Republic of) 5.625% 6/24/2030	8,915	8,549
Honduras (Republic of) 5.625% 6/24/2030 (a)	1,255	1,204
Hungary 3.00% 8/21/2030	HUF1,500,000	3,782
Hungary (Republic of) 4.50% 3/23/2028	2,870,000	8,076
Hungary (Republic of) 6.125% 5/22/2028 (a)	USD1,770	1,829
Hungary (Republic of) 5.375% 9/26/2030 (a)	3,950	3,991
Hungary (Republic of) 2.125% 9/22/2031	810	675
Hungary (Republic of) 6.25% 9/22/2032 (a)	1,000	1,045
Hungary (Republic of) 5.50% 6/16/2034	1,000	983
Hungary (Republic of) 6.00% 9/26/2035 (a)	1,215	1,223
Hungary (Republic of) 5.50% 3/26/2036	2,260	2,183
Hungary (Republic of) 5.50% 3/26/2036 (a)	1,950	1,883
Hungary (Republic of), Series A, 6.75% 10/22/2028	HUF1,305,380	3,891
Hungary (Republic of), Series A, 2.00% 5/23/2029	2,860,440	7,200
Hungary (Republic of), Series Y, 4.00% 7/25/2029	EUR670	811
Hungary (Republic of), Series A, 4.75% 11/24/2032	HUF431,390	1,129
Hungary (Republic of), Series Y, 4.50% 6/16/2034	EUR3,235	3,852
Hungary (Republic of), Series Y, 4.875% 3/22/2040	1,275	1,473
Hungary (Republic of), Series A, 3.25% 10/22/2031	HUF931,890	2,287
Hungary (Republic of), Series C, 1.00% 11/26/2025	947,430	2,742
Hungary (Republic of), Series H, 9.50% 10/21/2026	690,000	2,118
India (Republic of) 7.10% 4/18/2029	INR99,000	1,196
India (Republic of) 7.18% 8/14/2033	628,000	7,671
India (Republic of) 7.10% 4/8/2034	200,000	2,437
India (Republic of) 7.18% 7/24/2037	1,764,360	21,554
India (Republic of) 6.92% 11/18/2039	443,000	5,298
India (Republic of) 7.06% 10/10/2046	50,000	595
India (Republic of) 7.72% 6/15/2049	235,400	2,999
India (Republic of) 7.16% 9/20/2050	262,000	3,115
India (Republic of) 6.67% 12/17/2050	177,380	1,987
India (Republic of) 7.30% 6/19/2053	2,852,890	34,501
India (Republic of) 7.09% 8/5/2054	2,171,970	25,598
Indonesia (Republic of) 3.50% 1/11/2028	USD1,400	1,381
Indonesia (Republic of) 4.10% 4/24/2028	1,000	1,000
Indonesia (Republic of) 6.75% 7/15/2035	IDR56,000,000	3,481
Indonesia (Republic of) 7.125% 8/15/2040	56,000,000	3,503
Indonesia (Republic of) 7.125% 6/15/2043	8,663,000	541
Indonesia (Republic of), Series 86, 5.50% 4/15/2026	12,700,000	780
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY300,000	2,069
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR44,769,000	2,753
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	38,968,000	2,413
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	29,135,000	1,958
Indonesia (Republic of), Series 101, 6.875% 4/15/2029	30,000,000	1,886

3	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	IDR4,063,000	$267
Indonesia (Republic of), Series 104, 6.50% 7/15/2030	19,968,000	1,240
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	161,231,000	9,960
Indonesia (Republic of), Series 73, 8.75% 5/15/2031	28,473,000	1,948
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	408,944,000	24,995
Indonesia (Republic of), Series 74, 7.50% 8/15/2032	100,000,000	6,468
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	456,436,000	28,776
Indonesia (Republic of), Series 65, 6.625% 5/15/2033	19,400,000	1,194
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	695,180,000	42,778
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	69,666,000	4,538
Indonesia (Republic of), Series FR92, 7.125% 6/15/2042	28,200,000	1,759
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030	USD260	265
Inter-American Development Bank 5.10% 11/17/2026	IDR9,830,000	599
Inter-American Development Bank 7.00% 4/17/2033	INR430,000	5,132
International Bank for Reconstruction and Development 6.75% 9/8/2027	200,000	2,349
International Bank for Reconstruction and Development 6.25% 1/12/2028	IDR9,700,000	602
International Bank for Reconstruction and Development 6.85% 4/24/2028	INR435,500	5,139
International Bank for Reconstruction and Development 6.05% 2/9/2029	195,500	2,250
International Bank for Reconstruction and Development 6.75% 7/13/2029	614,600	7,244
International Finance Corp. 7.10% 3/21/2031	134,810	1,609
Israel (State of) 2.75% 7/3/2030	USD400	363
Israel (State of) 4.50% 1/17/2033	1,600	1,531
Israel (State of) 5.50% 3/12/2034	13,980	14,174
Jordan (Hashemite Kingdom of) 6.125% 1/29/2026	2,300	2,297
Kazakhstan (Republic of) 5.50% 7/1/2037 (a)	12,220	12,303
Kenya (Republic of) 6.30% 1/23/2034	5,450	4,422
Kenya (Republic of) 9.50% 3/5/2036 (a)	5,225	4,935
Kenya (Republic of) 9.50% 3/5/2036	3,100	2,928
Kenya (Republic of) 8.25% 2/28/2048	700	570
Khazanah Capital, Ltd. 4.876% 6/1/2033	3,500	3,510
Khazanah Capital, Ltd. 4.759% 9/5/2034	2,000	1,989
Khazanah Global Sukuk Berhad 4.687% 6/1/2028	500	504
Malaysia (Federation of) 4.28% 3/23/2054	MYR19,841	4,919
Malaysia (Federation of), Series 0218, 4.369% 10/31/2028	10,000	2,462
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	77,754	18,899
Malaysia (Federation of), Series 0220, 2.632% 4/15/2031	47,037	10,739
Malaysia (Federation of), Series 0122, 3.582% 7/15/2032	32,201	7,738
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	103,432	25,159
Malaysia (Federation of), Series 0415, 4.254% 5/31/2035	159,500	40,151
Malaysia (Federation of), Series 0615, 4.786% 10/31/2035	11,925	3,128
Malaysia (Federation of), Series 0121, 3.447% 7/15/2036	7,675	1,795
Malaysia (Federation of), Series 0317, 4.762% 4/7/2037	8,842	2,329
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	52,620	13,989
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	24,190	5,974
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	20,000	4,765
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	1,506	386
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	1,831	463
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	62,447	15,642
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	415	112
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	2,448	641
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	18,166	4,358
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	2,352	679
Malaysia (Federation of), Series 0123, 4.457% 3/31/2053	26,100	6,663
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD2,700	2,800
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR4,625	5,526
Morocco (Kingdom of) 5.95% 3/8/2028 (a)	USD1,225	1,257
Morocco (Kingdom of) 3.875% 4/2/2029	EUR12,940	15,475
Morocco (Kingdom of) 4.75% 4/2/2035	9,910	11,710
Mozambique (Republic of) 9.00% 9/15/2031	USD13,180	10,904
Namibia (Republic of) 5.25% 10/29/2025	3,900	3,872
Nigeria (Republic of) 18.50% 2/21/2031	NGN4,988,900	3,277
Nigeria (Republic of) 7.875% 2/16/2032	USD6,830	6,493
Nigeria (Republic of) 10.375% 12/9/2034	10,300	10,859
Nigeria (Republic of) 7.696% 2/23/2038	2,550	2,214
Nigeria (Republic of) 8.25% 9/28/2051	1,295	1,077
Oman (Sultanate of) 5.625% 1/17/2028	1,000	1,023
Oman (Sultanate of) 4.875% 6/15/2030 (a)	800	809

American Funds Emerging Markets Bond Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Oman (Sultanate of) 6.25% 1/25/2031	USD1,300	$1,382
Oman (Sultanate of) 6.75% 1/17/2048	3,150	3,259
Pakistan (Islamic Republic of) 6.00% 4/8/2026	400	394
Panama (Republic of) 3.16% 1/23/2030	744	672
Panama (Republic of) 6.375% 7/25/2033 (a)	1,987	1,877
Panama (Republic of) 6.875% 1/31/2036	2,931	2,921
Panama (Republic of) 8.00% 3/1/2038	11,199	12,029
Panama (Republic of) 4.50% 5/15/2047	1,350	935
Panama (Republic of) 4.50% 4/1/2056	4,104	2,670
Panama (Republic of) 7.875% 3/1/2057	770	785
Panama (Republic of) 3.87% 7/23/2060	7,456	4,269
Paraguay (Republic of) 5.00% 4/15/2026	46	46
Paraguay (Republic of) 4.95% 4/28/2031	1,830	1,822
Paraguay (Republic of) 5.60% 3/13/2048 (a)	2,432	2,171
Peru (Republic of) 6.15% 8/12/2032	PEN6,752	1,969
Peru (Republic of) 8.75% 11/21/2033	USD4,180	5,117
Peru (Republic of) 3.00% 1/15/2034	840	710
Peru (Republic of) 5.40% 8/12/2034	PEN4,899	1,305
Peru (Republic of) 5.40% 8/12/2034	39	10
Peru (Republic of) 6.85% 8/12/2035	63,338	18,413
Peru (Republic of) 5.50% 3/30/2036	USD22,720	22,763
Peru (Republic of) 7.60% 8/12/2039	PEN1,664	500
Peru (Republic of) 3.55% 3/10/2051	USD2,600	1,793
Peru (Republic of) 5.875% 8/8/2054	220	213
Peru (Republic of) 2.78% 12/1/2060	1,665	899
Peru (Republic of) 3.60% 1/15/2072	3,000	1,852
PETRONAS Capital, Ltd. 3.50% 4/21/2030 (a)	1,200	1,153
PETRONAS Capital, Ltd. 3.50% 4/21/2030	800	769
PETRONAS Capital, Ltd. 4.95% 1/3/2031 (a)	5,500	5,615
PETRONAS Capital, Ltd. 2.48% 1/28/2032	200	174
PETRONAS Capital, Ltd. 5.34% 4/3/2035 (a)	2,000	2,049
PETRONAS Capital, Ltd. 4.50% 3/18/2045	200	173
PETRONAS Capital, Ltd. 3.404% 4/28/2061	250	163
Philippines (Republic of) 6.25% 2/28/2029	PHP160,355	2,894
Philippines (Republic of) 6.50% 5/19/2029	28,460	516
Philippines (Republic of) 5.609% 4/13/2033	USD2,400	2,515
Philippines (Republic of) 3.95% 1/20/2040	4,750	4,101
Philippines (Republic of) 2.95% 5/5/2045	3,000	2,058
Philippines (Republic of) 5.95% 10/13/2047	1,000	1,033
Poland (Republic of) 5.75% 4/25/2029	PLN46,220	13,292
Poland (Republic of) 4.75% 7/25/2029	32,370	8,981
Poland (Republic of) 4.875% 10/4/2033	USD2,545	2,533
Poland (Republic of) 5.125% 9/18/2034	300	302
Poland (Republic of) 5.50% 3/18/2054	200	186
Poland (Republic of), Series 5Y, 3.75% 5/25/2027	PLN82,188	22,511
Poland (Republic of), Series 0728, 7.50% 7/25/2028	7,500	2,248
Poland (Republic of), Series 1030, 1.25% 10/25/2030	23,900	5,519
Poland (Republic of), Series 0432, 1.75% 4/25/2032	27,714	6,206
Poland (Republic of), Series 1033, 6.00% 10/25/2033	200,955	58,148
Poland (Republic of), Series 1034, 5.00% 10/25/2034	83,909	22,584
Qatar (State of) 6.40% 1/20/2040	USD680	772
Qatar (State of) 4.40% 4/16/2050 (a)	250	212
Romania 3.65% 7/28/2025	RON6,880	1,593
Romania 2.10% 10/8/2027	JPY900,000	6,158
Romania 8.75% 10/30/2028	RON3,860	933
Romania 4.85% 7/25/2029	8,200	1,741
Romania 1.75% 7/13/2030	EUR5,900	5,980
Romania 5.375% 3/22/2031	5,186	6,136
Romania 2.124% 7/16/2031	2,300	2,262
Romania 5.25% 5/30/2032	7,410	8,618
Romania 5.25% 5/30/2032	2,265	2,634
Romania 2.00% 4/14/2033	830	750
Romania 6.375% 1/30/2034 (a)	USD2,416	2,371
Romania 3.75% 2/7/2034	EUR890	897
Romania 4.75% 10/11/2034	RON4,990	956
Romania 5.625% 5/30/2037	EUR19,235	21,388
Romania 5.625% 5/30/2037	8,370	9,307

5	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Romania 2.875% 4/13/2042	EUR4,000	$2,939
Romania 6.00% 9/24/2044	7,970	8,649
Romania 6.00% 9/24/2044	1,200	1,302
Romania 7.625% 1/17/2053 (a)	USD200	202
Saudi Arabia (Kingdom of) 3.25% 10/26/2026	1,800	1,775
Saudi Arabia (Kingdom of) 4.75% 1/18/2028 (a)	1,100	1,109
Saudi Arabia (Kingdom of) 4.75% 1/18/2028	1,000	1,008
Saudi Arabia (Kingdom of) 5.375% 1/13/2031	820	851
Saudi Arabia (Kingdom of) 4.875% 7/18/2033 (a)	3,178	3,194
Saudi Arabia (Kingdom of) 4.875% 7/18/2033	808	812
Saudi Arabia (Kingdom of) 5.625% 1/13/2035 (a)	3,785	3,951
Saudi Arabia (Kingdom of) 5.25% 1/16/2050	6,100	5,534
Saudi Arabia (Kingdom of) 5.00% 1/18/2053	5,000	4,268
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	14,870	14,189
Saudi Arabia (Kingdom of) 5.75% 1/16/2054 (a)	4,210	4,017
Senegal (Republic of) 4.75% 3/13/2028	EUR3,140	2,928
Senegal (Republic of) 4.75% 3/13/2028	2,960	2,760
Senegal (Republic of) 6.25% 5/23/2033	USD7,920	5,235
Senegal (Republic of) 5.375% 6/8/2037	EUR19,375	14,131
Senegal (Republic of) 5.375% 6/8/2037	1,000	729
Senegal (Republic of) 6.75% 3/13/2048	USD9,400	5,695
Serbia (Republic of) 6.50% 9/26/2033 (a)	380	401
Sharjah (Emirate of) 4.625% 2/13/2032	EUR4,862	5,741
Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035 (a)	USD1,500	1,495
Slovak Republic 3.75% 2/27/2040	EUR4,900	5,669
South Africa (Republic of) 4.30% 10/12/2028	USD3,775	3,650
South Africa (Republic of) 5.875% 4/20/2032	4,900	4,803
South Africa (Republic of) 7.10% 11/19/2036 (a)	2,700	2,681
South Africa (Republic of) 6.25% 3/8/2041	200	173
South Africa (Republic of) 5.375% 7/24/2044	2,125	1,623
South Africa (Republic of) 5.00% 10/12/2046	1,705	1,191
South Africa (Republic of) 5.65% 9/27/2047	1,055	791
South Africa (Republic of) 6.30% 6/22/2048	995	807
South Africa (Republic of) 5.75% 9/30/2049	1,500	1,131
South Africa (Republic of) 11.625% 3/31/2053	ZAR180,200	10,682
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	6,635	369
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	130,044	7,023
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	793,350	41,954
South Africa (Republic of), Series R-209, 6.25% 3/31/2036	175,800	7,417
South Africa (Republic of), Series R-2037, 8.50% 1/31/2037	119,630	5,891
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	494,372	24,180
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	819,931	31,345
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	144,390	6,635
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	251,090	11,398
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	KRW1,100,000	897
Thailand (Kingdom of) 3.85% 12/12/2025	THB33,348	1,038
Thailand (Kingdom of) 1.00% 6/17/2027	77,000	2,355
Thailand (Kingdom of) 2.00% 12/17/2031	77,400	2,462
Thailand (Kingdom of) 3.35% 6/17/2033	73,000	2,547
Thailand (Kingdom of) 3.39% 6/17/2037	149,478	5,467
Thailand (Kingdom of) 2.00% 6/17/2042	70,307	2,176
Thailand (Kingdom of) 3.45% 6/17/2043	853,662	31,794
Thailand (Kingdom of) 4.675% 6/29/2044	22,013	943
Thailand (Kingdom of) 2.875% 6/17/2046	102,300	3,530
Thailand (Kingdom of) 3.15% 6/17/2050	24,548	885
Thailand (Kingdom of) 2.75% 6/17/2052	21,257	716
Thailand (Kingdom of) 4.00% 6/17/2055	117,366	4,959
Turkey (Republic of) 36.00% 8/12/2026	TRY317,610	7,800
Turkey (Republic of) 50.44% 6/16/2027 (d)	180,975	4,525
Turkey (Republic of) 31.08% 11/8/2028	17,609	418
Turkey (Republic of) 6.50% 4/26/2030 (a)	USD800	799
Turkey (Republic of) 9.125% 7/13/2030	1,400	1,555
Turkey (Republic of) 5.875% 6/26/2031	1,900	1,812
Turkey (Republic of) 7.125% 7/17/2032	3,200	3,207
Turkey (Republic of) 17.80% 7/13/2033	TRY1,387	23
Turkey (Republic of) 6.50% 9/20/2033	USD1,310	1,262
Turkey (Republic of) 6.50% 1/3/2035	845	800

American Funds Emerging Markets Bond Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Turkey (Republic of) 6.00% 1/14/2041	USD400	$331
Turkey (Republic of) 6.625% 2/17/2045	895	762
Turkey (Republic of) 5.75% 5/11/2047	2,510	1,887
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY540,959	12,742
Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	USD1,410	1,544
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY479,425	8,522
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	USD13,650	9,640
Ukraine 15.09% 2/4/2026	UAH15,544	339
Ukraine 15.20% 4/29/2026	15,740	339
Ukraine 15.10% 6/24/2026	11,551	250
United Mexican States 4.50% 12/4/2025 (c)	MXN73,741	3,928
United Mexican States 8.50% 3/1/2029	42,000	2,234
United Mexican States 6.00% 5/13/2030	USD1,840	1,906
United Mexican States 4.75% 4/27/2032	3,400	3,238
United Mexican States 4.875% 5/19/2033	875	827
United Mexican States 6.35% 2/9/2035	12,680	13,005
United Mexican States 8.00% 5/24/2035	MXN27,500	1,345
United Mexican States 4.50% 11/22/2035 (c)	210,015	10,766
United Mexican States 6.00% 5/7/2036	USD1,110	1,098
United Mexican States 6.875% 5/13/2037	2,360	2,467
United Mexican States 6.625% 1/29/2038	10,975	11,156
United Mexican States 4.50% 1/31/2050	1,517	1,107
United Mexican States 6.338% 5/4/2053	7,057	6,493
United Mexican States 6.40% 5/7/2054	3,500	3,230
United Mexican States 7.375% 5/13/2055	5,930	6,136
United Mexican States 3.771% 5/24/2061	5,861	3,476
United Mexican States 3.75% 4/19/2071	4,070	2,317
United Mexican States, Series M20, 8.50% 5/31/2029	MXN143,170	7,609
United Mexican States, Series M, 7.75% 5/29/2031	388,800	19,757
United Mexican States, Series S, 2.75% 11/27/2031 (c)	89,107	4,205
United Mexican States, Series M, 7.50% 5/26/2033	256,690	12,500
United Mexican States, Series M, 7.75% 11/23/2034	410,543	19,970
United Mexican States, Series M30, 10.00% 11/20/2036	23,040	1,290
United Mexican States, Series M30, 8.50% 11/18/2038	166,200	8,149
United Mexican States, Series M, 7.75% 11/13/2042	138,920	6,140
United Mexican States, Series M, 8.00% 11/7/2047	173,053	7,662
United Mexican States, Series M, 8.00% 7/31/2053	606,922	26,623
United Mexican States, Series S, 4.00% 10/29/2054 (c)	362,919	16,749
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018 (e)	USD155	22
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019 (e)	3,170	472
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020 (e)	2,293	321
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023 (e)	2,257	364
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024 (e)	1,076	177
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028	562	100
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038	377	67
		2,292,077
Corporate bonds, notes & loans 16.56%
Energy 4.65%
3R Lux SARL 9.75% 2/5/2031 (a)	1,420	1,437
3R Lux SARL 9.75% 2/5/2031	598	605
Abu Dhabi Crude Oil Pipeline, LLC 3.65% 11/2/2029	845	820
Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	10,350	9,267
Adnoc Murban RSC, Ltd. 5.125% 9/11/2054 (a)	450	411
AI Candelaria (Spain) SA 7.50% 12/15/2028	260	260
AI Candelaria (Spain) SA 5.75% 6/15/2033	2,950	2,506
AI Candelaria (Spain) SA 5.75% 6/15/2033 (a)	2,250	1,911
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	4,780	4,868
Ecopetrol SA 8.625% 1/19/2029	281	297
Ecopetrol SA 4.625% 11/2/2031	590	499
Ecopetrol SA 8.875% 1/13/2033	2,280	2,354
Ecopetrol SA 8.375% 1/19/2036	700	676
Ecopetrol SA 5.875% 5/28/2045	457	316
EIG Pearl Holdings SARL 3.545% 8/31/2036	5,559	4,954
Empresa Nacional del Petroleo 5.95% 7/30/2034 (a)	3,795	3,844
Empresa Nacional del Petroleo 5.95% 7/30/2034	300	304

7	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
FORESEA Holding SA 7.50% 6/15/2030	USD939	$893
Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	3,930	3,228
Galaxy Pipeline Assets Bidco, Ltd. 3.25% 9/30/2040	1,700	1,329
GeoPark, Ltd. 5.50% 1/17/2027	1,733	1,669
GeoPark, Ltd. 8.75% 1/31/2030 (a)	3,640	3,206
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (a)	4,740	4,799
Guara Norte SARL 5.198% 6/15/2034 (a)	1,933	1,833
Guara Norte SARL 5.198% 6/15/2034	1,767	1,676
Modec Finance BV 7.84% 7/15/2026 (f)(g)	200	202
MV24 Capital BV 6.748% 6/1/2034	3,188	3,095
MV24 Capital BV 6.748% 6/1/2034 (a)	1,260	1,223
Oleoducto Central SA 4.00% 7/14/2027 (a)	2,295	2,238
Oleoducto Central SA 4.00% 7/14/2027	1,300	1,268
Petroleos Mexicanos 6.875% 10/16/2025	2,498	2,497
Petroleos Mexicanos 6.875% 8/4/2026	984	985
Petroleos Mexicanos 7.47% 11/12/2026	MXN410,518	20,984
Petroleos Mexicanos 6.49% 1/23/2027	USD5,190	5,167
Petroleos Mexicanos 5.35% 2/12/2028	935	898
Petroleos Mexicanos 4.75% 2/26/2029	EUR1,000	1,128
Petroleos Mexicanos 8.75% 6/2/2029	USD1,400	1,451
Petroleos Mexicanos 6.84% 1/23/2030	5,850	5,655
Petroleos Mexicanos 5.95% 1/28/2031	11,150	10,091
Petroleos Mexicanos 6.70% 2/16/2032	8,530	7,933
Petroleos Mexicanos 6.625% 6/15/2035	1,200	1,012
Petroleos Mexicanos 6.375% 1/23/2045	1,250	886
Petroleos Mexicanos 7.69% 1/23/2050	3,350	2,637
Petrorio Luxembourg Holding SARL 6.125% 6/9/2026	700	702
Petrorio Luxembourg Holding SARL 6.125% 6/9/2026 (a)	500	501
Pluspetrol SA 8.50% 5/30/2032 (a)	400	405
PTT PCL 4.50% 10/25/2042	500	426
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027 (a)	278	268
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027	200	193
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	1,228	1,149
PTTEP Treasury Center Co., Ltd. 3.903% 12/6/2059	200	144
Qatar Energy 3.125% 7/12/2041 (a)	2,995	2,215
Qatar Energy 3.125% 7/12/2041	325	240
Qatar Energy 3.30% 7/12/2051 (a)	2,710	1,832
Raizen Fuels Finance SA 6.45% 3/5/2034 (a)	200	200
Raizen Fuels Finance SA 6.70% 2/25/2037 (a)	250	246
Reliance Industries, Ltd. 3.625% 1/12/2052	250	173
Saudi Arabian Oil Co. 5.75% 7/17/2054 (a)	1,540	1,447
Thaioil Treasury Center Co., Ltd. 4.875% 1/23/2043	200	163
Thaioil Treasury Center Co., Ltd. 5.375% 11/20/2048	700	587
Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049	200	123
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (a)	3,020	3,174
Vista Energy Argentina SAU 8.50% 6/10/2033 (a)	1,100	1,113
Vista Energy Argentina SAU 7.625% 12/10/2035 (a)	5,550	5,388
YPF SA 8.50% 6/27/2029	300	307
YPF SA 8.75% 9/11/2031 (a)	1,100	1,138
YPF SA 8.25% 1/17/2034 (a)	2,900	2,907
		148,353

Financials 3.06%
Banco de Bogota SA 6.25% 5/12/2026	605	607
Banco de Credito del Peru SA 3.125% 7/1/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.00% on 7/1/2025) (b)	485	485
Banco de Credito del Peru SA 3.25% 9/30/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026) (b)	8,320	8,075
Banco de Credito del Peru SA 3.25% 9/30/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026) (a)(b)	2,955	2,868
Bancolombia SA 8.625% 12/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.32% on 12/24/2029) (b)	2,435	2,562
Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028 (a)	1,500	1,495
Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028	900	897

American Funds Emerging Markets Bond Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (b)	USD2,997	$2,790
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027) (b)	2,250	2,217
Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025) (b)	2,370	2,366
BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029) (b)	4,876	4,795
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (a)(b)	4,300	4,426
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (b)	1,740	1,841
BBVA Bancomer, SA 5.125% 1/18/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 1/17/2028) (b)	1,335	1,284
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	272	243
Hanwha Life Insurance Co., Ltd. 6.30% 6/24/2055 (a)(b)	1,700	1,753
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (b)	1,000	932
HSBC Holdings PLC (USD-SOFR + 1.57%) 4.29% 5/13/2031 (d)	3,250	3,270
HSBC Holdings PLC 5.24% 5/13/2031 (USD-SOFR + 1.57% on 5/13/2030) (b)	1,000	1,018
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (b)	800	708
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032) (b)	1,900	2,194
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (b)	250	280
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (b)	3,100	3,330
IIFL Finance, Ltd. 8.75% 7/24/2028 (a)	4,490	4,520
Itau Unibanco Holding SA 6.00% 2/27/2030 (a)	4,005	4,111
Itau Unibanco Holding SA 3.875% 4/15/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.446% on 4/15/2026) (b)	580	574
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (b)	11,400	11,103
Kookmin Bank 5.375% 5/8/2027 (a)	980	1,000
Manappuram Finance, Ltd. 7.375% 5/12/2028	7,700	7,806
Muangthai Capital PCL 6.875% 9/30/2028	4,500	4,502
NongHyup Bank 4.875% 7/3/2028 (a)	1,395	1,418
Power Finance Corp., Ltd. 3.90% 9/16/2029	500	481
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	1,250	1,271
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027) (b)	7,600	7,264
Simpar Europe SA 5.20% 1/26/2031	200	164
Standard Chartered PLC 6.228% 1/21/2036 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.43% on 1/21/2035) (a)(b)	775	823
Vigorous Champion International, Ltd. 4.25% 5/28/2029	750	739
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	500	455
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051 (a)	1,120	867
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	200	155
		97,689

Utilities 2.70%
Aegea Finance SARL 9.00% 1/20/2031 (a)	1,845	1,961
Aegea Finance SARL 9.00% 1/20/2031	500	531
AES Andes SA, junior subordinated, 8.15% 6/10/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.835% on 6/10/2030) (a)(b)	1,370	1,420
AES Panama Generation Holdings, SRL 4.375% 5/31/2030	2,296	2,103
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (a)	673	616
Alfa Transmisora De Energia SA 4.55% 9/27/2051	3,481	2,563
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (a)	1,107	815
Buffalo Energy Mexico Holdings 7.875% 2/15/2039	4,500	4,640
Buffalo Energy Mexico Holdings 7.875% 2/15/2039 (a)	735	758
Chile Electricity Lux MPC II SA r.l. 5.672% 10/20/2035 (a)	4,860	4,899
Chile Electricity Lux MPC SARL 6.01% 1/20/2033 (a)	2,423	2,513
Chile Electricity Lux MPC SARL 6.01% 1/20/2033	1,674	1,736
China Huaneng Group Co., Ltd. 5.85% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (b)	801	810
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	5,859	5,757
Cikarang Listrindo Tbk PT 5.65% 3/12/2035	600	599
Empresas Publicas de Medellin ESP 8.375% 11/8/2027	COP16,026,000	3,608

9	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Empresas Publicas de Medellin ESP 8.375% 11/8/2027	COP1,400,000	$315
Empresas Publicas de Medellin ESP 4.25% 7/18/2029 (a)	USD1,602	1,480
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	200	185
Enfragen Energia Sur SA 5.375% 12/30/2030	8,744	7,836
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026	2,100	2,071
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (a)	510	503
Greenko Dutch BV 3.85% 3/29/2026 (a)	4,246	4,173
Greenko Dutch BV 3.85% 3/29/2026	3,047	2,995
Instituto Costarricense de Electricidad 6.75% 10/7/2031	570	588
Interchile SA 4.50% 6/30/2056	460	367
Investment Energy Resources, Ltd. 6.25% 4/26/2029 (a)	920	903
Kallpa Generacion SA 5.875% 1/30/2032 (a)	200	205
Light Energia SA 4.375% 6/18/2026	798	742
Light Servicos de Eletricidade SA 4.21% 12/19/2032	354	189
Light Servicos de Eletricidade SA 2.26% PIK 12/19/2037 (h)	147	34
Minejesa Capital BV 4.625% 8/10/2030	1,816	1,795
Minejesa Capital BV 5.625% 8/10/2037	700	675
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag 7.50% 6/9/2028	665	701
Niagara Energy S.A.C. 5.746% 10/3/2034	700	694
Saavi Energia SARL 8.875% 2/10/2035 (a)	9,020	9,424
SAEL, Ltd. 7.80% 7/31/2031 (a)	2,331	2,273
SAEL, Ltd. 7.80% 7/31/2031	486	474
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (b)	4,410	4,365
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (b)	4,697	4,724
SMC Global Power Holdings Corp. 7.00% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 9.199% on 10/21/2025) (b)	859	862
TNB Global Ventures Capital Bhd 3.244% 10/19/2026	200	197
Trinidad Generation Unlimited 7.75% 6/16/2033 (a)	600	622
YPF Energia Electrica SA 7.875% 10/16/2032 (a)	1,615	1,602
		86,323

Consumer discretionary 1.88%
Alibaba Group Holding, Ltd. 5.25% 5/26/2035	3,300	3,338
Alibaba Group Holding, Ltd. 5.25% 5/26/2035 (a)	1,400	1,416
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	176
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	200	140
Alibaba Group Holding, Ltd. 4.20% 12/6/2047	400	322
Alibaba Group Holding, Ltd. 5.625% 11/26/2054	1,500	1,473
Alibaba Group Holding, Ltd. 5.625% 11/26/2054 (a)	490	481
Arcos Dorados BV 6.375% 1/29/2032 (a)	7,455	7,760
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	3,800	3,414
GOHL Capital, Ltd. 4.25% 1/24/2027	1,200	1,182
Meituan 2.125% 10/28/2025	1,500	1,488
Meituan 2.125% 10/28/2025 (a)	200	198
Meituan 3.05% 10/28/2030 (a)	250	231
Meituan 3.05% 10/28/2030	200	185
Melco Resorts Finance, Ltd. 5.25% 4/26/2026	400	400
Melco Resorts Finance, Ltd. 5.625% 7/17/2027	700	699
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (a)	200	200
Melco Resorts Finance, Ltd. 5.75% 7/21/2028	1,805	1,768
Melco Resorts Finance, Ltd. 5.375% 12/4/2029	3,490	3,277
Melco Resorts Finance, Ltd. 5.375% 12/4/2029 (a)	2,250	2,113
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (a)	6,355	6,428
Melco Resorts Finance, Ltd. 7.625% 4/17/2032	300	303
MGM China Holdings, Ltd. 4.75% 2/1/2027	200	199
MGM China Holdings, Ltd. 7.125% 6/26/2031	1,390	1,446
Sands China, Ltd. 3.80% 1/8/2026	700	697
Sands China, Ltd. 2.30% 3/8/2027	300	288
Sands China, Ltd. 5.40% 8/8/2028	2,000	2,016
Sands China, Ltd. 4.375% 6/18/2030	3,100	2,965
Sands China, Ltd. 3.25% 8/8/2031	5,431	4,796
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029 (a)	1,405	1,428
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029	700	712

American Funds Emerging Markets Bond Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Studio City Finance, Ltd. 6.50% 1/15/2028	USD200	$198
Studio City Finance, Ltd. 5.00% 1/15/2029	2,070	1,901
Wynn Macau, Ltd. 5.50% 10/1/2027	800	799
Wynn Macau, Ltd. 5.625% 8/26/2028	5,656	5,564
		60,001

Materials 1.21%
Alpek, SAB de CV 3.25% 2/25/2031 (a)	1,285	1,127
Braskem Netherlands Finance BV 4.50% 1/10/2028	764	659
Braskem Netherlands Finance BV 8.50% 1/12/2031	1,700	1,488
Braskem Netherlands Finance BV 8.50% 1/12/2031 (a)	1,005	879
Braskem Netherlands Finance BV 7.25% 2/13/2033	410	325
Braskem Netherlands Finance BV 7.25% 2/13/2033 (a)	275	218
Braskem Netherlands Finance BV 8.00% 10/15/2034 (a)	1,620	1,299
CAP SA 3.90% 4/27/2031	200	161
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (a)	2,240	2,287
CSN Inova Ventures 6.75% 1/28/2028	300	284
CSN Resources SA 8.875% 12/5/2030	1,150	1,140
CSN Resources SA 8.875% 12/5/2030 (a)	1,100	1,091
CSN Resources SA 4.625% 6/10/2031	1,645	1,296
Fresnillo PLC 4.25% 10/2/2050	2,300	1,679
Fresnillo PLC 4.25% 10/2/2050 (a)	2,160	1,576
GC Treasury Center Co., Ltd. 2.98% 3/18/2031 (a)	375	328
GC Treasury Center Co., Ltd. 4.30% 3/18/2051	400	291
POSCO 5.75% 1/17/2028 (a)	200	206
PT Freeport Indonesia 4.763% 4/14/2027	1,836	1,840
PT Freeport Indonesia 4.763% 4/14/2027 (a)	364	365
PT Freeport Indonesia 6.20% 4/14/2052	600	589
PT Krakatau Posco 6.375% 6/11/2027	3,500	3,526
PT Krakatau Posco 6.375% 6/11/2029	3,900	3,915
Sasol Financing USA, LLC 4.375% 9/18/2026	3,110	3,068
Sasol Financing USA, LLC 8.75% 5/3/2029 (g)	3,885	3,850
Sasol Financing USA, LLC 5.50% 3/18/2031	5,350	4,401
Suzano Austria gmbh 3.125% 1/15/2032	600	530
Vale Overseas, Ltd. 6.40% 6/28/2054	240	236
		38,654

Industrials 1.18%
Adani Ports & Special Economic Zone, Ltd. 4.375% 7/3/2029	1,155	1,092
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041	575	433
Ambipar Lux SARL 9.875% 2/6/2031	600	567
Ambipar Lux SARL 10.875% 2/5/2033 (a)	200	190
CK Hutchison International (23), Ltd. 4.875% 4/21/2033	200	199
CK Hutchison International (24), Ltd. 5.50% 4/26/2034	460	474
CK Hutchison International (24), Ltd. 5.50% 4/26/2034 (a)	400	412
CK Hutchison International (21), Ltd. 3.125% 4/15/2041	400	295
CK Hutchison International (19) II, Ltd. 3.375% 9/6/2049	600	421
Embraer Netherlands Finance BV 7.00% 7/28/2030 (a)	400	432
HPHT Finance 25, Ltd. 5.00% 2/21/2030	400	404
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	200	232
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (a)	1,160	1,164
LATAM Airlines Group SA 7.875% 4/15/2030 (a)	2,280	2,328
LATAM Airlines Group SA 7.625% 1/7/2031 (a)	385	387
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (a)	437	444
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	136	138
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036 (a)	793	747
Mexico City Airport Trust 4.25% 10/31/2026	2,100	2,058
Mexico City Airport Trust 5.50% 7/31/2047	2,000	1,653
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (a)	1,510	1,490
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	200	197
Movida Europe SA 7.85% 4/11/2029 (a)	1,885	1,742
Movida Europe SA 7.85% 4/11/2029	1,630	1,506
OCP SA 3.75% 6/23/2031	2,000	1,796
OCP SA 6.75% 5/2/2034 (a)	3,710	3,851

11	American Funds Emerging Markets Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
OCP SA 6.70% 3/1/2036 (a)	USD7,000	$7,047
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036 (a)	2,162	1,569
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031	2,950	2,607
Transnet SOC, Ltd. 8.25% 2/6/2028	300	311
TSMC Arizona Corp. 3.125% 10/25/2041	200	155
TSMC Arizona Corp. 3.25% 10/25/2051	200	145
TSMC Arizona Corp. 4.50% 4/22/2052	400	364
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (a)	810	830
		37,680

Consumer staples 0.72%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028	1,755	1,793
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	2,709	2,485
Indofood CBP Sukses Makmur Tbk PT 3.541% 4/27/2032	2,600	2,377
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	200	162
InRetail Consumer 3.25% 3/22/2028 (a)	2,730	2,591
InRetail Consumer 3.25% 3/22/2028	1,675	1,590
MARB BondCo PLC 3.95% 1/29/2031 (a)	1,500	1,331
MARB BondCo PLC 3.95% 1/29/2031	1,440	1,278
Minerva Luxembourg SA 4.375% 3/18/2031 (a)	400	357
Minerva Luxembourg SA 8.875% 9/13/2033	4,800	5,188
Minerva Luxembourg SA 8.875% 9/13/2033 (a)	3,468	3,748
		22,900

Communication services 0.56%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN104,260	5,727
America Movil, SAB de CV, 9.50% 1/27/2031	106,360	5,687
Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD677	456
PLDT, Inc. 2.50% 1/23/2031	200	180
Tencent Holdings, Ltd. 2.39% 6/3/2030	500	458
Tencent Holdings, Ltd. 3.925% 1/19/2038	200	178
Tencent Holdings, Ltd. 3.68% 4/22/2041	400	319
Tencent Holdings, Ltd. 3.24% 6/3/2050	3,360	2,283
Tencent Holdings, Ltd. 3.24% 6/3/2050 (a)	900	612
Tencent Holdings, Ltd. 3.84% 4/22/2051	2,600	1,963
Tencent Holdings, Ltd. 3.29% 6/3/2060	200	128
		17,991

Health care 0.37%
Biocon Biologics Global PLC 6.67% 10/9/2029 (a)	10,285	9,776
Biocon Biologics Global PLC 6.67% 10/9/2029	530	504
Rede D’Or Finance SARL 4.50% 1/22/2030	1,485	1,411
		11,691

Information technology 0.13%
Lenovo Group, Ltd. 3.421% 11/2/2030	400	373
Lenovo Group, Ltd. 6.536% 7/27/2032	200	214
SK hynix, Inc. 1.50% 1/19/2026	600	590
SK hynix, Inc. 6.375% 1/17/2028	200	209
SK hynix, Inc. 2.375% 1/19/2031 (a)	400	354
SK hynix, Inc. 6.50% 1/17/2033	1,700	1,838
TSMC Global, Ltd. 1.75% 4/23/2028	200	187
TSMC Global, Ltd. 1.375% 9/28/2030	200	172
TSMC Global, Ltd. 2.25% 4/23/2031 (a)	400	357
		4,294

American Funds Emerging Markets Bond Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate 0.10%
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (a)	USD725	$642
FibraSOMA 4.375% 7/22/2031 (a)	1,430	1,117
FibraSOMA 4.375% 7/22/2031	996	778
Fideicomiso Fibra Uno 7.70% 1/23/2032 (a)	500	522
		3,059
Total corporate bonds, notes & loans		528,635
U.S. Treasury bonds & notes 2.94%
U.S. Treasury 2.49%
U.S. Treasury 4.50% 11/15/2025	4,200	4,203
U.S. Treasury 3.625% 5/31/2028	4,968	4,958
U.S. Treasury 4.625% 9/30/2028 (i)	17,700	18,192
U.S. Treasury 4.00% 6/30/2032	12,549	12,556
U.S. Treasury 4.125% 11/15/2032	4,300	4,329
U.S. Treasury 3.375% 5/15/2033 (i)	2,593	2,471
U.S. Treasury 3.875% 8/15/2034	1,364	1,332
U.S. Treasury 4.25% 11/15/2034	3,500	3,511
U.S. Treasury 4.625% 2/15/2035	6,000	6,191
U.S. Treasury 4.25% 5/15/2035	3,937	3,942
U.S. Treasury 5.00% 5/15/2045	2,098	2,155
U.S. Treasury 4.125% 8/15/2053 (i)	6,733	6,018
U.S. Treasury 4.50% 11/15/2054	1,700	1,620
U.S. Treasury 4.625% 2/15/2055	8,229	8,010
		79,488

U.S. Treasury inflation-protected securities 0.45%
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)(i)	14,841	14,353
Total U.S. Treasury bonds & notes		93,841
Federal agency bonds & notes 0.35%
Korea Development Bank 7.40% 1/25/2029	INR356,800	4,199
Korea Development Bank 7.25% 6/11/2029	330,100	3,887
Korea Electric Power Corp. 4.00% 6/14/2027 (a)	USD200	199
Korea Electric Power Corp. 4.75% 2/13/2028 (a)	1,100	1,113
Korea National Oil Corp. 4.625% 3/31/2028 (a)	400	403
Korea National Oil Corp. 4.875% 4/3/2028 (a)	200	203
Korea National Oil Corp. 4.75% 3/31/2030 (a)	1,050	1,069
Korea National Oil Corp. 2.625% 4/18/2032	200	175
		11,248
Total bonds, notes & other debt instruments (cost: $2,834,357,000)		2,925,801
Common stocks 0.05%	Shares
Energy 0.05%
FORESEA Holding SA, Class C, nonvoting shares	55,880	1,299
FORESEA Holding SA, Class B	6,208	145
		1,444

Utilities 0.00%
Light SA, units (j)	1,023,721	102
Total common stocks (cost: $1,540,000)		1,546
Short-term securities 7.43%
Money market investments 6.69%
Capital Group Central Cash Fund 4.35% (k)(l)	2,134,855	213,486

13	American Funds Emerging Markets Bond Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Bills & notes of governments & government agencies outside the U.S. 0.74%
Egypt (Arab Republic of) 9/9/2025	22.142%	EGP349,700	$6,689
Egypt (Arab Republic of) 11/11/2025	20.307	114,725	2,099
Egypt (Arab Republic of) 12/16/2025	22.392	126,100	2,255
Egypt (Arab Republic of) 1/6/2026	19.531	220,400	3,889
Egypt (Arab Republic of) 1/20/2026	20.527	156,100	2,731
Egypt (Arab Republic of) 5/26/2026	19.554	212,750	3,496
Egypt (Arab Republic of) 6/2/2026	19.637	80,775	1,325
Nigeria (Republic of) 12/16/2025	22.546	NGN2,269,228	1,318
			23,802
Total short-term securities (cost: $237,139,000)			237,288
Total investment securities 99.11% (cost: $3,073,036,000)			3,164,635
Other assets less liabilities 0.89%			28,295
Net assets 100.00%			$3,192,930
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	262	10/3/2025	USD54,502	$214
5 Year Euro-Bobl Futures	Short	429	9/10/2025	(59,469)	143
5 Year U.S. Treasury Note Futures	Long	614	10/3/2025	66,926	748
10 Year Euro-Bund Futures	Short	462	9/10/2025	(70,829)	393
10 Year U.S. Treasury Note Futures	Long	367	9/30/2025	41,150	783
10 Year Ultra U.S. Treasury Note Futures	Short	58	9/30/2025	(6,627)	(132)
20 Year U.S. Treasury Bond Futures	Long	49	9/30/2025	5,658	209
30 Year Euro-Buxl Futures	Short	58	9/10/2025	(8,112)	90
30 Year Ultra U.S. Treasury Bond Futures	Long	44	9/30/2025	5,241	153
					$2,601
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
EUR	18,234	USD	21,391	HSBC Bank	7/1/2025	$89
EUR	3,374	USD	3,958	HSBC Bank	7/1/2025	16
EUR	3,157	USD	3,704	HSBC Bank	7/1/2025	15
EUR	293	USD	344	HSBC Bank	7/1/2025	1
USD	28,395	EUR	25,058	BNP Paribas	7/1/2025	(1,124)
MYR	12,391	USD	2,935	JPMorgan Chase	7/9/2025	6
MYR	4,439	USD	1,048	BNP Paribas	7/9/2025	5
MYR	7,800	USD	1,848	JPMorgan Chase	7/9/2025	3
CNH	58,400	USD	8,164	Standard Chartered Bank	7/9/2025	1
MYR	5,498	USD	1,304	JPMorgan Chase	7/9/2025	1
CLP	1,319,504	USD	1,420	Morgan Stanley	7/9/2025	(3)
USD	1,283	CLP	1,209,932	Citibank	7/9/2025	(16)
USD	1,276	PEN	4,636	Morgan Stanley	7/9/2025	(32)
USD	9,024	MYR	38,208	BNP Paribas	7/9/2025	(44)
RON	111	USD	25	Goldman Sachs	7/10/2025	1
USD	1,524	COP	6,350,941	UBS AG	7/10/2025	(28)
EUR	12,200	USD	13,980	Standard Chartered Bank	7/14/2025	406
PLN	15,224	USD	4,099	JPMorgan Chase	7/14/2025	123
PLN	4,753	USD	1,279	Goldman Sachs	7/14/2025	39
HUF	260,000	USD	741	JPMorgan Chase	7/14/2025	25

American Funds Emerging Markets Bond Fund	14

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
CLP	2,585,641	USD	2,755	Citibank	7/14/2025	$21
CLP	1,215,841	USD	1,294	Citibank	7/14/2025	11
CLP	1,413,968	USD	1,508	Morgan Stanley	7/14/2025	10
TRY	83,296	USD	2,056	Citibank	7/14/2025	10
HUF	123,367	USD	357	BNP Paribas	7/14/2025	7
TRY	52,367	USD	1,294	Citibank	7/14/2025	6
CLP	593,124	USD	632	Citibank	7/14/2025	4
TRY	5,221	USD	129	JPMorgan Chase	7/14/2025	1
CLP	1,215,009	USD	1,307	Citibank	7/14/2025	(3)
USD	279	EUR	240	Citibank	7/14/2025	(4)
USD	491	RON	2,169	Citibank	7/14/2025	(12)
USD	1,204	PLN	4,430	JPMorgan Chase	7/14/2025	(25)
USD	730	BRL	4,184	Citibank	7/14/2025	(38)
USD	1,283	PLN	4,790	Citibank	7/14/2025	(46)
USD	4,867	COP	20,131,000	Citibank	7/14/2025	(50)
PLN	5,200	USD	1,389	UBS AG	7/15/2025	53
PLN	7,166	USD	1,940	Citibank	7/15/2025	48
EUR	1,480	USD	1,716	Barclays Bank PLC	7/15/2025	29
CZK	17,101	USD	788	UBS AG	7/15/2025	27
PLN	4,757	USD	1,300	Citibank	7/15/2025	19
MXN	16,280	USD	850	Citibank	7/15/2025	16
HUF	147,000	USD	420	Goldman Sachs	7/15/2025	12
ZAR	11,730	USD	650	UBS AG	7/15/2025	12
HUF	77,311	USD	219	Citibank	7/15/2025	8
THB	41,556	USD	1,274	UBS AG	7/15/2025	8
MXN	9,743	USD	512	Citibank	7/15/2025	6
ZAR	44,061	USD	2,482	UBS AG	7/15/2025	4
THB	62,353	USD	1,922	Citibank	7/15/2025	1
THB	432	USD	13	Citibank	7/15/2025	— (m)
USD	17	HUF	5,924	Goldman Sachs	7/15/2025	(1)
THB	143,480	USD	4,430	Citibank	7/15/2025	(4)
USD	799	MXN	15,297	Citibank	7/15/2025	(15)
USD	941	PLN	3,522	UBS AG	7/15/2025	(36)
USD	71,780	EUR	62,779	BNP Paribas	7/15/2025	(2,249)
CZK	381,123	USD	17,677	Citibank	7/16/2025	490
ZAR	22,835	USD	1,268	Goldman Sachs	7/16/2025	20
CNH	42,346	USD	5,912	Citibank	7/16/2025	11
ZAR	38,073	USD	2,142	Goldman Sachs	7/16/2025	6
CNH	6,620	USD	925	HSBC Bank	7/16/2025	1
USD	479	RON	2,086	Goldman Sachs	7/16/2025	(4)
USD	16,891	ZAR	300,224	Goldman Sachs	7/16/2025	(45)
USD	14,020	EUR	12,189	Bank of America	7/16/2025	(354)
USD	696	JPY	100,000	JPMorgan Chase	7/17/2025	1
BRL	4,300	USD	769	Citibank	7/18/2025	19
IDR	53,230,909	USD	3,269	Citibank	7/18/2025	16
USD	877	KRW	1,200,000	Citibank	7/18/2025	(11)
USD	5,516	COP	23,284,314	Morgan Stanley	7/18/2025	(168)
USD	45,290	BRL	253,325	Citibank	7/18/2025	(1,122)
CZK	288,041	USD	13,372	Bank of New York Mellon	7/21/2025	360
CZK	230,000	USD	10,802	UBS AG	7/21/2025	163
THB	469,811	USD	14,401	Citibank	7/21/2025	98
PLN	18,885	USD	5,161	Citibank	7/21/2025	76
HUF	1,100,000	USD	3,180	Morgan Stanley	7/21/2025	59
MYR	9,058	USD	2,136	JPMorgan Chase	7/21/2025	14
ZAR	23,259	USD	1,301	Citibank	7/21/2025	11
THB	85,000	USD	2,620	UBS AG	7/21/2025	3
USD	429	PLN	1,570	Citibank	7/21/2025	(6)
USD	1,293	PLN	4,684	Citibank	7/21/2025	(6)
USD	1,282	ZAR	23,220	Bank of America	7/21/2025	(27)
USD	11,949	MYR	50,658	JPMorgan Chase	7/21/2025	(80)
IDR	43,223,650	USD	2,636	HSBC Bank	7/23/2025	34
HUF	452,237	USD	1,304	Barclays Bank PLC	7/25/2025	28

15	American Funds Emerging Markets Bond Fund

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	24,905	EUR	21,400	Morgan Stanley	7/25/2025	$(349)
MXN	22,000	USD	1,154	Morgan Stanley	7/28/2025	14
MXN	25,048	USD	1,322	Citibank	7/28/2025	9
USD	2,651	MXN	50,517	Morgan Stanley	7/28/2025	(33)
CZK	243,780	USD	11,546	Citibank	8/6/2025	82
HUF	2,548,600	USD	7,460	HSBC Bank	8/6/2025	37
HUF	237,046	USD	694	HSBC Bank	8/6/2025	3
USD	15	CNH	105	Citibank	8/6/2025	— (m)
USD	110	CZK	2,330	Citibank	8/6/2025	(1)
HUF	255,050	EUR	636	Goldman Sachs	8/6/2025	(1)
RON	9,730	EUR	1,909	Goldman Sachs	8/6/2025	(3)
USD	1,526	EUR	1,300	Morgan Stanley	8/8/2025	(10)
USD	345	EUR	293	HSBC Bank	8/11/2025	(1)
USD	3,714	EUR	3,157	HSBC Bank	8/11/2025	(16)
USD	3,969	EUR	3,374	HSBC Bank	8/11/2025	(17)
USD	21,449	EUR	18,234	HSBC Bank	8/11/2025	(93)
EUR	18,178	RON	95,000	Citibank	8/13/2025	(489)
CZK	153,500	USD	6,976	Citibank	8/27/2025	350
USD	4,802	ZAR	87,200	Goldman Sachs	8/27/2025	(102)
MYR	8,850	USD	2,122	JPMorgan Chase	11/7/2025	(12)
USD	7,082	RON	32,100	Citibank	11/28/2025	(283)
ZAR	30,460	USD	1,647	BNP Paribas	12/11/2025	52
ZAR	5,170	USD	274	Goldman Sachs	12/11/2025	15
USD	1,563	ZAR	30,460	Goldman Sachs	12/11/2025	(136)
USD	2,706	ZAR	53,290	Goldman Sachs	12/11/2025	(267)
IDR	23,016,890	USD	1,411	BNP Paribas	12/16/2025	5
INR	218,965	USD	2,532	JPMorgan Chase	2/2/2026	(6)
USD	2,500	INR	218,970	Citibank	2/2/2026	(25)
						$(4,376)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN20,400	$5	$—	$5
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK117,590	(11)	—	(11)
8.9595%	28-day	Overnight MXN-F-TIIE	28-day	11/16/2028	MXN16,500	37	—	37
5.086%	Annual	6-month PLN-WIBOR	Semi-annual	7/12/2029	PLN11,980	108	—	108
6-month CZK-PRIBOR	Semi-annual	3.635%	Annual	7/12/2029	CZK68,840	(5)	—	(5)
8.805%	28-day	Overnight MXN-F-TIIE	28-day	11/16/2029	MXN31,650	74	—	74
SHIR	Annual	4.16%	Annual	6/19/2030	ILS16,878	(79)	—	(79)
						$129	$—	$129
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
15.72%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL8,475	$54	$—	$54
14.24%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	3,420	4	—	4
13.87%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	12,530	— (m)	—	— (m)

American Funds Emerging Markets Bond Fund	16

Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps (continued)
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
10.69660495%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL10,441	$(145)	$—	$(145)
10.8325%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	15,000	(170)	—	(170)
							$(257)	$—	$(257)
Investments in affiliates (l)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 6.69%
Money market investments 6.69%
Capital Group Central Cash Fund 4.35% (k)	$83,394	$661,071	$530,964	$(16)	$1	$213,486	$3,438
Restricted securities (g)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Sasol Financing USA, LLC 8.75% 5/3/2029	7/5/2023-11/20/2024	$3,895	$3,850	0.12%
Modec Finance BV 7.84% 7/15/2026 (f)	7/28/2023	200	202	0.01
Total		$4,095	$4,052	0.13%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $275,570,000, which represented 8.63% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Scheduled interest and/or principal payment was not received.
(f)	Value determined using significant unobservable inputs.
(g)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $4,052,000, which represented 0.13% of the net assets of the fund.

(h)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(i)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $9,382,000, which represented 0.29% of the net assets of the fund.
(j)	Security did not produce income during the last 12 months.
(k)	Rate represents the seven-day yield at 6/30/2025.
(l)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(m)	Amount less than one thousand.

17	American Funds Emerging Markets Bond Fund

Key to abbreviation(s)
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
F-TIIE = Funding Equilibrium Interbank Interest Rate
HUF = Hungarian forints
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
KZT = Kazakhstani tenge
MXN = Mexican pesos
MYR = Malaysian ringgits

NGN = Nigerian naira
PEN = Peruvian nuevos soles
PHP = Philippine pesos
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
RON = Romanian leu
RSC = Restricted Scope Company
SHIR = Shekel Overnight Interest Rate
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TIIE = Interbank Equilibrium Interest Rate
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Emerging Markets Bond Fund	18

Financial statements
Statement of assets and liabilities at June 30, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $2,859,562)	$2,951,149
Affiliated issuers (cost: $213,474)	213,486	$3,164,635
Cash		270
Cash denominated in currencies other than U.S. dollars (cost: $666)		669
Unrealized appreciation on open forward currency contracts		3,021
Bilateral swaps, at value		58
Receivables for:
Sales of investments	24,965
Sales of fund’s shares	6,105
Dividends and interest	59,232
Variation margin on futures contracts	669
Variation margin on centrally cleared swap contracts	27
Other	1,241	92,239
		3,260,892
Liabilities:
Unrealized depreciation on open forward currency contracts		7,397
Bilateral swaps, at value		315
Payables for:
Purchases of investments	54,130
Repurchases of fund’s shares	2,344
Dividends on fund’s shares	193
Investment advisory services	1,166
Services provided by related parties	244
Trustees’ deferred compensation	16
Variation margin on futures contracts	85
Variation margin on centrally cleared swap contracts	20
Other	2,052	60,250
Net assets at June 30, 2025		$3,192,930
Net assets consist of:
Capital paid in on shares of beneficial interest		$3,387,786
Total distributable earnings (accumulated loss)		(194,856)
Net assets at June 30, 2025		$3,192,930
Refer to the notes to financial statements.

19	American Funds Emerging Markets Bond Fund

Financial statements (continued)
Statement of assets and liabilities at June 30, 2025 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (401,366 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$318,627	40,054	$7.95
Class C	14,533	1,827	7.95
Class T	8	1	7.95
Class F-1	18,738	2,356	7.96
Class F-2	409,173	51,436	7.95
Class F-3	503,257	63,262	7.96
Class 529-A	9,800	1,232	7.95
Class 529-C	231	29	7.95
Class 529-E	655	82	7.95
Class 529-T	13	2	7.95
Class 529-F-1	11	1	7.95
Class 529-F-2	6,794	854	7.95
Class 529-F-3	12	1	7.95
Class R-1	208	26	7.95
Class R-2	1,393	175	7.95
Class R-2E	61	8	7.95
Class R-3	2,920	367	7.96
Class R-4	843	106	7.95
Class R-5E	1,054	133	7.96
Class R-5	506	64	7.95
Class R-6	1,904,093	239,350	7.96

Refer to the notes to financial statements.

American Funds Emerging Markets Bond Fund	20

Financial statements (continued)
Statement of operations for the six months ended June 30, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $1,557)	$112,680
Dividends (net of non-U.S. taxes of $4; also includes $3,438 from affiliates)	3,538	$116,218
Fees and expenses*:
Investment advisory services	6,651
Distribution services	496
Transfer agent services	472
Administrative services	437
529 plan services	4
Reports to shareholders	41
Registration statement and prospectus	360
Trustees’ compensation	3
Auditing and legal	18
Custodian	315
Other	33
Total fees and expenses before waivers and/or reimbursements	8,830
Less waivers and/or reimbursements of fees and expenses:
Transfer agent services waiver	1
Miscellaneous fee reimbursement	31
Total fees and expenses after waivers and/or reimbursements		8,798
Net investment income		107,420
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $1,373):
Unaffiliated issuers	(31,508)
Affiliated issuers	(16)
Futures contracts	(685)
Forward currency contracts	(10,429)
Swap contracts	89
Currency transactions	(2,161)	(44,710)
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $977):
Unaffiliated issuers	207,892
Affiliated issuers	1
Futures contracts	3,657
Forward currency contracts	(7,443)
Swap contracts	481
Currency translations	2,797	207,385
Net realized gain (loss) and unrealized appreciation (depreciation)		162,675
Net increase (decrease) in net assets resulting from operations		$270,095
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

21	American Funds Emerging Markets Bond Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended June 30,	Year ended December 31,
	2025*	2024

Operations:
Net investment income	$107,420	$148,352
Net realized gain (loss)	(44,710)	(13,291)
Net unrealized appreciation (depreciation)	207,385	(117,589)
Net increase (decrease) in net assets resulting from operations	270,095	17,472
Distributions paid or accrued and return of capital paid to shareholders:
Distributions	(103,291)	(139,150)
Return of capital	—	(9,204)
Total distributions paid or accrued and return of capital paid to shareholders	(103,291)	(148,354)
Net capital share transactions	268,569	1,789,417
Total increase (decrease) in net assets	435,373	1,658,535
Net assets:
Beginning of period	2,757,557	1,099,022
End of period	$3,192,930	$2,757,557
*
Unaudited.
Refer to the notes to financial statements.

American Funds Emerging Markets Bond Fund	22

Notes to financial statementsunaudited
1. Organization

American Funds Emerging Markets Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, nondiversified management investment company. The fund seeks to provide a high level of total return over the long term, of which current income is a large component.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

23	American Funds Emerging Markets Bond Fund

Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

American Funds Emerging Markets Bond Fund	24

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

25	American Funds Emerging Markets Bond Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	$—	$2,292,077	$—	$2,292,077
Corporate bonds, notes & loans	—	528,433	202	528,635
U.S. Treasury bonds & notes	—	93,841	—	93,841
Federal agency bonds & notes	—	11,248	—	11,248
Common stocks	—	1,546	—	1,546
Short-term securities	213,486	23,802	—	237,288
Total	$213,486	$2,950,947	$202	$3,164,635

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,733	$—	$—	$2,733
Unrealized appreciation on open forward currency contracts	—	3,021	—	3,021
Unrealized appreciation on centrally cleared interest rate swaps	—	224	—	224
Unrealized appreciation on bilateral interest rate swaps	—	58	—	58
Liabilities:
Unrealized depreciation on futures contracts	(132)	—	—	(132)
Unrealized depreciation on open forward currency contracts	—	(7,397)	—	(7,397)
Unrealized depreciation on bilateral interest rate swaps	—	(315)	—	(315)
Unrealized depreciation on centrally cleared interest rate swaps	—	(95)	—	(95)
Total	$2,601	$(4,504)	$—	$(1,903)
*
Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance,

American Funds Emerging Markets Bond Fund	26

major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

27	American Funds Emerging Markets Bond Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.
Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. To the extent that the fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

American Funds Emerging Markets Bond Fund	28

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $303,850,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $445,307,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

29	American Funds Emerging Markets Bond Fund

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $41,629,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts and interest rate swaps as of, or for the six months ended, June 30, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$2,733	Unrealized depreciation*	$132
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	3,021	Unrealized depreciation on open forward currency contracts	7,397
Swap (centrally cleared)	Interest	Unrealized appreciation*	224	Unrealized depreciation*	95
Swap (bilateral)	Interest	Bilateral swaps, at value	58	Bilateral swaps, at value	315
			$6,036		$7,939

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(685)	Net unrealized appreciation (depreciation) on futures contracts	$3,657
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(10,429)	Net unrealized appreciation (depreciation) on forward currency contracts	(7,443)
Swap	Interest	Net realized gain (loss) on swap contracts	89	Net unrealized appreciation (depreciation) on swap contracts	481
			$(11,025)		$(3,305)
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts and interest rate swaps. For futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

American Funds Emerging Markets Bond Fund	30

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2025, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$4	$ (4)	$ —	$ —	$ —
Bank of New York Mellon	360	—	(270)	—	90
Barclays Bank PLC	111	—	—	—	111
BNP Paribas	69	(69)	—	—	—
Citibank	1,312	(1,312)	—	—	—
Goldman Sachs	93	(93)	—	—	—
HSBC Bank	196	(127)	—	(69)	—
JPMorgan Chase	174	(123)	—	—	51
Morgan Stanley	83	(83)	—	—	—
Standard Chartered Bank	407	—	—	(300)	107
UBS AG	270	(64)	(206)	—	—
Total	$3,079	$ (1,875)	$ (476)	$ (369)	$359
Liabilities:
Bank of America	$381	$ (4)	$ (289)	$ —	$88
BNP Paribas	3,417	(69)	(2,653)	—	695
Citibank	2,131	(1,312)	(554)	—	265
Goldman Sachs	874	(93)	(338)	—	443
HSBC Bank	127	(127)	—	—	—
JPMorgan Chase	123	(123)	—	—	—
Morgan Stanley	595	(83)	(512)	—	—
UBS AG	64	(64)	—	—	—
Total	$7,712	$ (1,875)	$ (4,346)	$ —	$1,491
*
Collateral is shown on a settlement basis.

31	American Funds Emerging Markets Bond Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$205
Distributions in excess of ordinary income	9,204
Capital loss carryforward[1]	(239,386)
1
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of June 30, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$143,222
Gross unrealized depreciation on investments	(55,812)
Net unrealized appreciation (depreciation) on investments	87,410
Cost of investments	3,075,323

American Funds Emerging Markets Bond Fund	32

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income[2]	Long-term capital gains	Total distributions paid or accrued	Ordinary income	Return of capital	Total distributions paid or accrued
Class A	$10,098	$—	$10,098	$19,922	$1,318	$21,240
Class C	424	—	424	936	62	998
Class T	— [3]	—	— [3]	— [3]	— [3]	— [3]
Class F-1	540	—	540	1,000	66	1,066
Class F-2	13,332	—	13,332	21,580	1,427	23,007
Class F-3	16,437	—	16,437	30,469	2,015	32,484
Class 529-A	303	—	303	593	39	632
Class 529-C	7	—	7	21	2	23
Class 529-E	19	—	19	36	3	39
Class 529-T	— [3]	—	— [3]	1	— [3]	1
Class 529-F-1	— [3]	—	— [3]	1	— [3]	1
Class 529-F-2	224	—	224	442	29	471
Class 529-F-3	— [3]	—	— [3]	1	— [3]	1
Class R-1	6	—	6	12	1	13
Class R-2	41	—	41	92	6	98
Class R-2E	2	—	2	3	— [3]	3
Class R-3	87	—	87	147	10	157
Class R-4	28	—	28	75	5	80
Class R-5E	38	—	38	70	5	75
Class R-5	17	—	17	50	3	53
Class R-6	61,688	—	61,688	63,699	4,213	67,912
Total	$103,291	$—	$103,291	$139,150	$9,204	$148,354
2
All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2025.
3
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.457% on the first $15 billion of daily net assets and decreasing to 0.428% on such assets in excess of $15 billion. For the six months ended June 30, 2025, the investment advisory services fees were $6,651,000, which were equivalent to an annualized rate of 0.457% of average daily net assets.

33	American Funds Emerging Markets Bond Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended June 30, 2025, AFS waived transfer agent services fees of $1,000 for Class R-3 shares. AFS does not intend to recoup the waiver or reimbursement.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

American Funds Emerging Markets Bond Fund	34

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2025, the 529 plan services fees were $4,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.
For the six months ended June 30, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$380	$217	$45	Not applicable
Class C	70	10	2	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	20	10	2	Not applicable
Class F-2	Not applicable	214	57	Not applicable
Class F-3	Not applicable	2	69	Not applicable
Class 529-A	10	6	1	$2
Class 529-C	1	— *	— *	— *
Class 529-E	1	— *	— *	— *
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	2	1	2
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	1	— *	— *	Not applicable
Class R-2	5	2	— *	Not applicable
Class R-2E	— *	— *	— *	Not applicable
Class R-3	7	2	1	Not applicable
Class R-4	1	1	— *	Not applicable
Class R-5E	Not applicable	1	— *	Not applicable
Class R-5	Not applicable	— *	— *	Not applicable
Class R-6	Not applicable	5	259	Not applicable

Total class-specific expenses	$496	$472	$437	$4
*
Amount less than one thousand.
Miscellaneous fee reimbursement — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund. For the six months ended June 30, 2025, total fees and expenses reimbursed by CRMC were $31,000. CRMC may recoup all or a portion of this reimbursement by the end of the current fiscal year. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $3,000 in the fund’s statement of operations reflects $3,000 in current fees (either paid in cash or deferred) and a net increase of less than $1,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.

35	American Funds Emerging Markets Bond Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2025.
8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended June 30, 2025.
9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class A	$29,953	3,898	$9,453	1,224	$(29,543)	(3,851)	$9,863	1,271
Class C	1,097	143	419	54	(2,298)	(300)	(782)	(103)
Class T	—	—	—	—	—	—	—	—
Class F-1	10,418	1,360	538	70	(5,510)	(717)	5,446	713
Class F-2	71,091	9,248	13,203	1,710	(62,112)	(8,121)	22,182	2,837
Class F-3	78,378	10,250	15,950	2,065	(47,817)	(6,242)	46,511	6,073
Class 529-A	1,221	159	302	39	(915)	(120)	608	78
Class 529-C	27	4	7	1	(80)	(11)	(46)	(6)
Class 529-E	96	13	19	2	(54)	(7)	61	8
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	406	53	223	29	(292)	(38)	337	44
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	3	— †	6	1	(10)	(1)	(1)	— †
Class R-2	103	14	41	5	(190)	(25)	(46)	(6)
Class R-2E	5	1	1	— †	(1)	— †	5	1
Class R-3	308	40	87	11	(106)	(14)	289	37
Class R-4	119	15	28	4	(554)	(73)	(407)	(54)
Class R-5E	153	20	36	5	(408)	(54)	(219)	(29)
Class R-5	30	4	17	2	(81)	(10)	(34)	(4)
Class R-6	205,438	26,832	61,688	7,987	(82,324)	(10,777)	184,802	24,042
Total net increase (decrease)	$398,846	52,054	$102,018	13,209	$(232,295)	(30,361)	$268,569	34,902
Refer to the end of the table(s) for footnote(s).

American Funds Emerging Markets Bond Fund	36

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class A	$53,214	6,783	$19,743	2,528	$(67,787)	(8,680)	$5,170	631
Class C	2,186	279	984	126	(4,869)	(622)	(1,699)	(217)
Class T	—	—	—	—	—	—	—	—
Class F-1	28,137	3,567	1,057	135	(32,368)	(4,113)	(3,174)	(411)
Class F-2	220,367	28,130	22,824	2,924	(95,966)	(12,279)	147,225	18,775
Class F-3	235,687	30,152	31,544	4,039	(187,803)	(24,215)	79,428	9,976
Class 529-A	1,937	247	630	81	(2,206)	(282)	361	46
Class 529-C	86	11	23	3	(280)	(36)	(171)	(22)
Class 529-E	34	4	38	5	(52)	(7)	20	2
Class 529-T	—	—	1	1	—	—	1	1
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	1,315	167	465	59	(2,264)	(290)	(484)	(64)
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	22	3	11	1	(16)	(2)	17	2
Class R-2	399	51	96	12	(699)	(89)	(204)	(26)
Class R-2E	27	3	2	— †	(100)	(12)	(71)	(9)
Class R-3	1,118	142	156	20	(663)	(85)	611	77
Class R-4	536	68	79	10	(195)	(25)	420	53
Class R-5E	413	53	73	9	(176)	(22)	310	40
Class R-5	21	2	53	7	(414)	(53)	(340)	(44)
Class R-6	1,511,316	194,414	67,922	8,724	(17,243)	(2,193)	1,561,995	200,945
Total net increase (decrease)	$2,056,815	264,076	$145,703	18,684	$(413,101)	(53,005)	$1,789,417	229,755
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $876,874,000 and $720,971,000, respectively, during the six months ended June 30, 2025.

37	American Funds Emerging Markets Bond Fund

Financial highlights

		Income from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
06/30/2025[5,6]	$7.52	$.27	$.42	$.69	$(.26 )	$—	$(.26 )	$7.95	9.44%[7]	$319	.94%[8]	.93%[8]	7.06%[8]
12/31/2024	8.04	.55	(.53 )	.02	(.51 )	(.03 )	(.54 )	7.52	.28	292.93		.93	6.96
12/31/2023	7.59	.50	.48	.98	(.38 )	(.15 )	(.53 )	8.04	13.39	307.97		.97	6.54
12/31/2022	9.30	.50	(1.65)	(1.15)	(.47 )	(.09 )	(.56 )	7.59	(12.30)	270.99		.98	6.36
12/31/2021	10.15	.45	(.85 )	(.40 )	(.38 )	(.07 )	(.45 )	9.30	(3.98)	375	1.06	1.06	4.70
12/31/2020	9.94	.50	.21	.71	(.16 )	(.34 )	(.50 )	10.15	7.62	372	1.09	1.06	5.24
Class C:
06/30/2025[5,6]	7.52	.24	.42	.66	(.23 )	—	(.23 )	7.95	9.05 [7]	14	1.69 [8]	1.68 [8]	6.32 [8]
12/31/2024	8.04	.49	(.52 )	(.03 )	(.46 )	(.03 )	(.49 )	7.52	(.47 )	15	1.68	1.68	6.20
12/31/2023	7.59	.44	.48	.92	(.34 )	(.13 )	(.47 )	8.04	12.57	17	1.70	1.70	5.81
12/31/2022	9.30	.44	(1.65)	(1.21)	(.42 )	(.08 )	(.50 )	7.59	(12.96)	16	1.74	1.73	5.60
12/31/2021	10.15	.38	(.85 )	(.47 )	(.32 )	(.06 )	(.38 )	9.30	(4.66)	24	1.76	1.76	3.99
12/31/2020	9.94	.43	.21	.64	(.14 )	(.29 )	(.43 )	10.15	6.87	28	1.79	1.77	4.54
Class T:
06/30/2025[5,6]	7.53	.28	.41	.69	(.27 )	—	(.27 )	7.95	9.59 [7,9]	— [10]	.67 [8,9]	.67 [8,9]	7.31 [8,9]
12/31/2024	8.04	.56	(.50 )	.06	(.53 )	(.04 )	(.57 )	7.53	.52 [9]	— [10]	.68 [9]	.68 [9]	7.17 [9]
12/31/2023	7.59	.52	.48	1.00	(.40 )	(.15 )	(.55 )	8.04	13.76 [9]	— [10]	.67 [9]	.67 [9]	6.86 [9]
12/31/2022	9.30	.51	(1.65)	(1.14)	(.48 )	(.09 )	(.57 )	7.59	(12.09)[9]	— [10]	.74 [9]	.73 [9]	6.61 [9]
12/31/2021	10.15	.48	(.85 )	(.37 )	(.40 )	(.08 )	(.48 )	9.30	(3.70)[9]	— [10]	.75 [9]	.75 [9]	4.98 [9]
12/31/2020	9.94	.53	.21	.74	(.17 )	(.36 )	(.53 )	10.15	7.95 [9]	— [10]	.79 [9]	.77 [9]	5.57 [9]
Class F-1:
06/30/2025[5,6]	7.52	.27	.43	.70	(.26 )	—	(.26 )	7.96	9.45 [7]	19	.92 [8]	.91 [8]	7.07 [8]
12/31/2024	8.04	.55	(.53 )	.02	(.51 )	(.03 )	(.54 )	7.52	.28	12.93		.93	6.95
12/31/2023	7.59	.50	.48	.98	(.38 )	(.15 )	(.53 )	8.04	13.43	17.94		.94	6.55
12/31/2022	9.30	.50	(1.65)	(1.15)	(.47 )	(.09 )	(.56 )	7.59	(12.30)	12.99		.98	6.36
12/31/2021	10.15	.45	(.85 )	(.40 )	(.38 )	(.07 )	(.45 )	9.30	(3.95)	12	1.03	1.03	4.72
12/31/2020	9.94	.50	.21	.71	(.16 )	(.34 )	(.50 )	10.15	7.65	14	1.06	1.04	5.29
Class F-2:
06/30/2025[5,6]	7.52	.28	.42	.70	(.27 )	—	(.27 )	7.95	9.60 [7]	409	.65 [8]	.65 [8]	7.34 [8]
12/31/2024	8.04	.57	(.52 )	.05	(.53 )	(.04 )	(.57 )	7.52	.57	366.64		.64	7.28
12/31/2023	7.59	.52	.48	1.00	(.40 )	(.15 )	(.55 )	8.04	13.75	240.65		.65	6.84
12/31/2022	9.30	.51	(1.65)	(1.14)	(.48 )	(.09 )	(.57 )	7.59	(12.10)	169.75		.74	6.50
12/31/2021	10.15	.48	(.85 )	(.37 )	(.40 )	(.08 )	(.48 )	9.30	(3.69)	604.75		.75	5.01
12/31/2020	9.94	.53	.21	.74	(.17 )	(.36 )	(.53 )	10.15	7.95	513.77		.74	5.35
Class F-3:
06/30/2025[5,6]	7.52	.28	.43	.71	(.27 )	—	(.27 )	7.96	9.65 [7]	503	.54 [8]	.54 [8]	7.44 [8]
12/31/2024	8.04	.58	(.52 )	.06	(.54 )	(.04 )	(.58 )	7.52	.68	430.54		.54	7.36
12/31/2023	7.59	.53	.48	1.01	(.40 )	(.16 )	(.56 )	8.04	13.86	380.55		.55	6.94
12/31/2022	9.30	.53	(1.65)	(1.12)	(.49 )	(.10 )	(.59 )	7.59	(11.95)	248.59		.58	6.78
12/31/2021	10.15	.49	(.85 )	(.36 )	(.41 )	(.08 )	(.49 )	9.30	(3.58)	237.65		.65	5.13
12/31/2020	9.94	.53	.21	.74	(.17 )	(.36 )	(.53 )	10.15	8.06	152.71		.66	5.61
Class 529-A:
06/30/2025[5,6]	7.52	.27	.42	.69	(.26 )	—	(.26 )	7.95	9.44 [7]	10	.95 [8]	.95 [8]	7.04 [8]
12/31/2024	8.04	.54	(.52 )	.02	(.51 )	(.03 )	(.54 )	7.52	.27	9.95		.95	6.95
12/31/2023	7.59	.50	.48	.98	(.38 )	(.15 )	(.53 )	8.04	13.39	9.97		.97	6.53
12/31/2022	9.30	.50	(1.65)	(1.15)	(.47 )	(.09 )	(.56 )	7.59	(12.32)	8	1.01	1.00	6.35
12/31/2021	10.15	.45	(.85 )	(.40 )	(.38 )	(.07 )	(.45 )	9.30	(3.97)	10	1.05	1.05	4.71
12/31/2020	9.94	.50	.21	.71	(.16 )	(.34 )	(.50 )	10.15	7.65	9	1.06	1.04	5.26
Refer to the end of the table(s) for footnote(s).

American Funds Emerging Markets Bond Fund	38

Financial highlights (continued)
		Income from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
06/30/2025[5,6]	$7.53	$.24	$.41	$.65	$(.23 )	$—	$(.23 )	$7.95	9.03%[7]	$— [10]	1.74%[8]	1.73%[8]	6.29%[8]
12/31/2024	8.04	.48	(.51 )	(.03 )	(.45 )	(.03 )	(.48 )	7.53	(.51 )	— [10]	1.72	1.72	6.13
12/31/2023	7.59	.44	.48	.92	(.34 )	(.13 )	(.47 )	8.04	12.51	— [10]	1.75	1.75	5.76
12/31/2022	9.30	.43	(1.65)	(1.22)	(.41 )	(.08 )	(.49 )	7.59	(13.00)	1	1.79	1.78	5.56
12/31/2021	10.15	.38	(.85 )	(.47 )	(.32 )	(.06 )	(.38 )	9.30	(4.70)	1	1.80	1.80	3.94
12/31/2020	9.94	.42	.22	.64	(.14 )	(.29 )	(.43 )	10.15	6.82	1	1.84	1.81	4.57
Class 529-E:
06/30/2025[5,6]	7.52	.26	.42	.68	(.25 )	—	(.25 )	7.95	9.32 [7]	1	1.16 [8]	1.16 [8]	6.82 [8]
12/31/2024	8.04	.53	(.52 )	.01	(.50 )	(.03 )	(.53 )	7.52	.05	1	1.16	1.16	6.73
12/31/2023	7.59	.48	.48	.96	(.37 )	(.14 )	(.51 )	8.04	13.16	1	1.18	1.18	6.33
12/31/2022	9.30	.48	(1.65)	(1.17)	(.45 )	(.09 )	(.54 )	7.59	(12.50)	— [10]	1.21	1.20	6.14
12/31/2021	10.15	.43	(.85 )	(.42 )	(.36 )	(.07 )	(.43 )	9.30	(4.17)	1	1.25	1.25	4.50
12/31/2020	9.94	.48	.20	.68	(.15 )	(.32 )	(.47 )	10.15	7.41	1	1.29	1.27	5.09
Class 529-T:
06/30/2025[5,6]	7.52	.28	.42	.70	(.27 )	—	(.27 )	7.95	9.56 [7,9]	— [10]	.73 [8,9]	.73 [8,9]	7.28 [8,9]
12/31/2024	8.04	.56	(.52 )	.04	(.53 )	(.03 )	(.56 )	7.52	.49 [9]	— [10]	.73 [9]	.73 [9]	7.16 [9]
12/31/2023	7.59	.51	.48	.99	(.39 )	(.15 )	(.54 )	8.04	13.61 [9]	— [10]	.75 [9]	.75 [9]	6.73 [9]
12/31/2022	9.30	.51	(1.65)	(1.14)	(.48 )	(.09 )	(.57 )	7.59	(12.16)[9]	— [10]	.79 [9]	.78 [9]	6.55 [9]
12/31/2021	10.15	.47	(.85 )	(.38 )	(.40 )	(.07 )	(.47 )	9.30	(3.75)[9]	— [10]	.81 [9]	.81 [9]	4.92 [9]
12/31/2020	9.94	.52	.21	.73	(.17 )	(.35 )	(.52 )	10.15	7.89 [9]	— [10]	.84 [9]	.81 [9]	5.49 [9]
Class 529-F-1:
06/30/2025[5,6]	7.52	.28	.42	.70	(.27 )	—	(.27 )	7.95	9.55 [7,9]	— [10]	.74 [8,9]	.74 [8,9]	7.26 [8,9]
12/31/2024	8.04	.56	(.53 )	.03	(.52 )	(.03 )	(.55 )	7.52	.46 [9]	— [10]	.75 [9]	.75 [9]	7.14 [9]
12/31/2023	7.59	.51	.48	.99	(.39 )	(.15 )	(.54 )	8.04	13.61 [9]	— [10]	.76 [9]	.76 [9]	6.72 [9]
12/31/2022	9.30	.51	(1.65)	(1.14)	(.48 )	(.09 )	(.57 )	7.59	(12.14)[9]	— [10]	.79 [9]	.78 [9]	6.55 [9]
12/31/2021	10.15	.47	(.85 )	(.38 )	(.40 )	(.07 )	(.47 )	9.30	(3.78)[9]	— [10]	.84 [9]	.84 [9]	4.89 [9]
12/31/2020	9.94	.52	.21	.73	(.17 )	(.35 )	(.52 )	10.15	7.89 [9]	— [10]	.84 [9]	.84 [9]	5.61 [9]
Class 529-F-2:
06/30/2025[5,6]	7.52	.28	.42	.70	(.27 )	—	(.27 )	7.95	9.59 [7]	7	.66 [8]	.66 [8]	7.33 [8]
12/31/2024	8.04	.57	(.52 )	.05	(.53 )	(.04 )	(.57 )	7.52	.55	6.66		.66	7.21
12/31/2023	7.59	.52	.48	1.00	(.40 )	(.15 )	(.55 )	8.04	13.74	7.66		.66	6.83
12/31/2022	9.30	.52	(1.65)	(1.13)	(.49 )	(.09 )	(.58 )	7.59	(12.05)	6.71		.69	6.68
12/31/2021	10.15	.48	(.85 )	(.37 )	(.40 )	(.08 )	(.48 )	9.30	(3.71)	6.77		.77	4.99
12/31/2020[5,11]	9.39	.08	.76	.84	(.03 )	(.05 )	(.08 )	10.15	8.95 [7]	5	.14 [7]	.11 [7]	.82 [7]
Class 529-F-3:
06/30/2025[5,6]	7.52	.28	.42	.70	(.27 )	—	(.27 )	7.95	9.61 [7]	— [10]	.61 [8]	.60 [8]	7.39 [8]
12/31/2024	8.04	.57	(.51 )	.06	(.54 )	(.04 )	(.58 )	7.52	.60	— [10]	.61	.61	7.28
12/31/2023	7.59	.52	.48	1.00	(.40 )	(.15 )	(.55 )	8.04	13.76	— [10]	.63	.63	6.85
12/31/2022	9.30	.52	(1.65)	(1.13)	(.49 )	(.09 )	(.58 )	7.59	(12.02)	— [10]	.64	.63	6.68
12/31/2021	10.15	.49	(.85 )	(.36 )	(.41 )	(.08 )	(.49 )	9.30	(3.66)	— [10]	.73	.71	5.02
12/31/2020[5,11]	9.39	.08	.77	.85	(.03 )	(.06 )	(.09 )	10.15	8.97 [7]	— [10]	.16 [7]	.10 [7]	.84 [7]
Class R-1:
06/30/2025[5,6]	7.52	.25	.42	.67	(.24 )	—	(.24 )	7.95	9.13 [7,9]	— [10]	1.52 [8,9]	1.51 [8,9]	6.48 [8,9]
12/31/2024	8.04	.50	(.52 )	(.02 )	(.47 )	(.03 )	(.50 )	7.52	(.31 )[9]	— [10]	1.52 [9]	1.52 [9]	6.37 [9]
12/31/2023	7.59	.45	.48	.93	(.35 )	(.13 )	(.48 )	8.04	12.75 [9]	— [10]	1.54 [9]	1.54 [9]	5.96 [9]
12/31/2022	9.30	.45	(1.65)	(1.20)	(.43 )	(.08 )	(.51 )	7.59	(12.80)[9]	— [10]	1.57 [9]	1.55 [9]	5.85 [9]
12/31/2021	10.15	.40	(.85 )	(.45 )	(.34 )	(.06 )	(.40 )	9.30	(4.42)[9]	— [10]	1.54 [9]	1.52 [9]	4.26 [9]
12/31/2020	9.94	.45	.20	.65	(.14 )	(.30 )	(.44 )	10.15	7.08 [9]	— [10]	1.62 [9]	1.57 [9]	4.73 [9]
Refer to the end of the table(s) for footnote(s).

39	American Funds Emerging Markets Bond Fund

Financial highlights (continued)
		Income from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
06/30/2025[5,6]	$7.52	$.24	$.42	$.66	$(.23 )	$—	$(.23 )	$7.95	9.10%[7]	$1	1.58%[8]	1.58%[8]	6.42%[8]
12/31/2024	8.04	.50	(.52 )	(.02 )	(.47 )	(.03 )	(.50 )	7.52	(.34 )	1	1.55	1.55	6.34
12/31/2023	7.59	.45	.48	.93	(.35 )	(.13 )	(.48 )	8.04	12.72	2	1.57	1.56	5.95
12/31/2022	9.30	.45	(1.65)	(1.20)	(.43 )	(.08 )	(.51 )	7.59	(12.84)	1	1.61	1.60	5.76
12/31/2021	10.15	.39	(.85 )	(.46 )	(.33 )	(.06 )	(.39 )	9.30	(4.55)	2	1.65	1.65	4.11
12/31/2020	9.94	.43	.22	.65	(.14 )	(.30 )	(.44 )	10.15	6.93	2	1.73	1.70	4.54
Class R-2E:
06/30/2025[5,6]	7.52	.26	.42	.68	(.25 )	—	(.25 )	7.95	9.38 [7,9]	— [10]	1.08 [8,9]	1.07 [8,9]	6.93 [8,9]
12/31/2024	8.04	.54	(.53 )	.01	(.50 )	(.03 )	(.53 )	7.52	.18 [9]	— [10]	1.07 [9]	1.07 [9]	6.75 [9]
12/31/2023	7.59	.48	.48	.96	(.37 )	(.14 )	(.51 )	8.04	13.10 [9]	— [10]	1.23 [9]	1.23 [9]	6.27 [9]
12/31/2022	9.30	.48	(1.65)	(1.17)	(.45 )	(.09 )	(.54 )	7.59	(12.54)[9]	— [10]	1.26 [9]	1.25 [9]	6.13 [9]
12/31/2021	10.15	.45	(.85 )	(.40 )	(.38 )	(.07 )	(.45 )	9.30	(4.01)[9]	— [10]	1.21 [9]	1.20 [9]	4.62 [9]
12/31/2020	9.94	.49	.21	.70	(.16 )	(.33 )	(.49 )	10.15	7.56 [9]	— [10]	1.46 [9]	1.39 [9]	5.12 [9]
Class R-3:
06/30/2025[5,6]	7.52	.26	.43	.69	(.25 )	—	(.25 )	7.96	9.32 [7]	3	1.21 [8]	1.16 [8]	6.82 [8]
12/31/2024	8.04	.53	(.53 )	—	(.49 )	(.03 )	(.52 )	7.52	.04	3	1.18	1.18	6.71
12/31/2023	7.59	.48	.48	.96	(.37 )	(.14 )	(.51 )	8.04	13.13	2	1.20	1.20	6.29
12/31/2022	9.30	.48	(1.65)	(1.17)	(.45 )	(.09 )	(.54 )	7.59	(12.52)	2	1.24	1.23	6.11
12/31/2021	10.15	.43	(.85 )	(.42 )	(.36 )	(.07 )	(.43 )	9.30	(4.19)	2	1.28	1.28	4.47
12/31/2020	9.94	.47	.21	.68	(.15 )	(.32 )	(.47 )	10.15	7.38	2	1.31	1.29	5.02
Class R-4:
06/30/2025[5,6]	7.52	.27	.42	.69	(.26 )	—	(.26 )	7.95	9.47 [7]	1	.89 [8]	.89 [8]	7.13 [8]
12/31/2024	8.04	.55	(.52 )	.03	(.52 )	(.03 )	(.55 )	7.52	.33	1.89		.89	7.03
12/31/2023	7.59	.50	.48	.98	(.38 )	(.15 )	(.53 )	8.04	13.47	1.90		.90	6.59
12/31/2022	9.30	.50	(1.65)	(1.15)	(.47 )	(.09 )	(.56 )	7.59	(12.27)	1.95		.95	6.37
12/31/2021	10.15	.46	(.85 )	(.39 )	(.39 )	(.07 )	(.46 )	9.30	(3.91)	1.99		.99	4.78
12/31/2020	9.94	.50	.21	.71	(.16 )	(.34 )	(.50 )	10.15	7.69	1	1.02	1.00	5.35
Class R-5E:
06/30/2025[5,6]	7.52	.28	.43	.71	(.27 )	—	(.27 )	7.96	9.59 [7]	1	.65 [8]	.65 [8]	7.36 [8]
12/31/2024	8.04	.57	(.52 )	.05	(.53 )	(.04 )	(.57 )	7.52	.55	1.66		.66	7.24
12/31/2023	7.59	.52	.48	1.00	(.40 )	(.15 )	(.55 )	8.04	13.73	1.67		.67	6.82
12/31/2022	9.30	.51	(1.65)	(1.14)	(.48 )	(.09 )	(.57 )	7.59	(12.08)	1.74		.73	6.67
12/31/2021	10.15	.51	(.85 )	(.34 )	(.43 )	(.08 )	(.51 )	9.30	(3.40)	1.44		.44	5.32
12/31/2020	9.94	.55	.21	.76	(.18 )	(.37 )	(.55 )	10.15	8.23	1.49		.47	5.82
Class R-5:
06/30/2025[5,6]	7.52	.28	.42	.70	(.27 )	—	(.27 )	7.95	9.65 [7]	1	.58 [8]	.57 [8]	7.42 [8]
12/31/2024	8.04	.57	(.51 )	.06	(.54 )	(.04 )	(.58 )	7.52	.64	1.58		.58	7.30
12/31/2023	7.59	.53	.47	1.00	(.40 )	(.15 )	(.55 )	8.04	13.83	1.58		.58	6.94
12/31/2022	9.30	.53	(1.65)	(1.12)	(.49 )	(.10 )	(.59 )	7.59	(11.98)	1.63		.62	6.73
12/31/2021	10.15	.49	(.85 )	(.36 )	(.41 )	(.08 )	(.49 )	9.30	(3.61)	1.67		.67	5.09
12/31/2020	9.94	.53	.21	.74	(.17 )	(.36 )	(.53 )	10.15	8.01	1.73		.70	5.59
Class R-6:
06/30/2025[5,6]	7.52	.28	.43	.71	(.27 )	—	(.27 )	7.96	9.65 [7]	1,904	.54 [8]	.54 [8]	7.45 [8]
12/31/2024	8.04	.58	(.52 )	.06	(.54 )	(.04 )	(.58 )	7.52	.68	1,620.54		.54	7.47
12/31/2023	7.59	.53	.48	1.01	(.40 )	(.16 )	(.56 )	8.04	13.86	115.55		.55	6.96
12/31/2022	9.30	.53	(1.65)	(1.12)	(.49 )	(.10 )	(.59 )	7.59	(11.95)	136.60		.59	6.74
12/31/2021	10.15	.49	(.85 )	(.36 )	(.41 )	(.08 )	(.49 )	9.30	(3.58)	194.64		.64	5.12
12/31/2020	9.94	.54	.20	.74	(.17 )	(.36 )	(.53 )	10.15	8.07	167.67		.65	5.67
Refer to the end of the table(s) for footnote(s).

American Funds Emerging Markets Bond Fund	40

Financial highlights (continued)

	Six months ended June 30, 2025[5,6,7]	Year ended December 31,
		2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[12]	31%	43%	56%	63%	52%	70%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

41	American Funds Emerging Markets Bond Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

American Funds Emerging Markets Bond Fund	42

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

43	American Funds Emerging Markets Bond Fund

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Emerging Markets Bond Fund	44

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Emerging Markets Bond Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: September 05, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: September 05, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: September 05, 2025